TABLE OF CONTENTS

PACIFIC SELECT FUND

Schedule of Investments	A-1
Financial Statements:
Statements of Assets and Liabilities	B-1
Statements of Operations	B-9
Statements of Changes in Net Assets	B-17
Statements of Cash Flows	B-25
Financial Highlights	B-26
Notes to Financial Statements	C-1
Disclosure of Fund Expenses	D-1
Approval of Sub-Advisory Agreement	D-5
Special Meeting of Shareholders	D-7
Where to Go for More Information	D-8

PACIFIC SELECT EXEC SEPARATE ACCOUNT

Investments	SA-1
Financial Statements:
Statements of Assets and Liabilities	SA-3
Statements of Operations	SA-9
Statements of Changes in Net Assets	SA-15
Financial Highlights	SA-32
Notes to Financial Statements	SA-43

The 2018 Semi-Annual Reports for all underlying investment options other than Pacific Select Fund may be mailed separately to Pacific Life Insurance Company variable life insurance policyholders with allocations to those options and should be read in conjunction with the Pacific Select Exec Separate Account Semi-Annual Report included herein.

PACIFIC SELECT EXEC SEPARATE ACCOUNT

INVESTMENTS

JUNE 30, 2018 (Unaudited)

Each variable account invests in shares of the corresponding portfolio or fund (with the same name). The shares owned and value of investments as of June 30, 2018; and the cost of purchases and proceeds from sales of investments for the period ended June 30, 2018, were as follows:

			Cost of	Proceeds
Variable Accounts	Shares Owned	Value	Purchases	from Sales
Core Income *	154,489	$1,615,766	$314,199	$231,664
Diversified Bond *	8,316,743	80,338,622	19,463,358	4,999,795
Floating Rate Income *	645,126	7,647,741	4,086,037	341,009
Floating Rate Loan *	3,321,533	23,570,887	7,311,558	1,414,562
High Yield Bond *	10,001,435	80,246,585	8,989,719	17,080,227
Inflation Managed *	6,899,094	72,616,100	1,568,697	6,840,373
Inflation Strategy *	182,817	1,862,583	135,437	154,038
Managed Bond *	19,822,686	249,157,034	8,439,976	18,696,857
Short Duration Bond *	7,087,883	69,753,170	3,352,097	4,928,514
Emerging Markets Debt *	1,099,227	12,622,744	7,510,909	1,286,621
Comstock *	3,772,281	59,576,995	934,371	3,467,557
Developing Growth *	1,358,700	25,491,241	-	1,317,244
Dividend Growth *	3,610,557	73,377,148	627,360	3,715,394
Equity Index *	11,014,725	709,626,175	4,782,738	40,105,423
Focused Growth *	1,185,066	36,013,394	1,639,584	1,697,084
Growth *	7,972,310	252,688,762	4,307,331	8,410,414
Large-Cap Growth *	5,143,626	64,598,122	3,096,302	4,324,117
Large-Cap Value *	5,323,131	115,428,843	1,518,339	6,429,159
Main Street® Core *	5,477,283	211,909,880	15,175,978	7,534,034
Mid-Cap Equity *	5,859,200	125,796,210	10,844,546	6,489,732
Mid-Cap Growth *	4,726,452	69,470,177	3,470,561	3,521,237
Mid-Cap Value *	707,961	12,904,806	413,230	575,931
Small-Cap Equity *	1,167,943	25,469,558	1,624,438	13,435,601
Small-Cap Index *	10,195,145	256,629,945	19,813,856	18,235,223
Small-Cap Value *	3,355,131	74,393,302	1,427,857	3,344,976
Value Advantage *	169,839	2,843,446	439,853	128,477
Emerging Markets *	8,586,225	158,053,613	8,678,769	9,957,228
International Large-Cap *	19,285,223	181,206,925	8,619,268	8,036,093
International Small-Cap *	3,972,856	43,893,248	12,019,160	1,193,643
International Value *	10,598,989	129,188,529	2,904,546	5,740,865
Health Sciences *	1,850,689	70,459,316	3,329,763	4,171,869
Real Estate *	3,469,347	82,265,407	6,672,723	9,953,797
Technology *	3,342,003	27,742,923	3,141,041	2,084,798
Currency Strategies *	84,251	982,406	168,380	26,087
Diversified Alternatives *	15,889	177,304	67,681	35,516
Equity Long/Short *	737,695	10,066,911	1,496,742	2,351,729
Global Absolute Return *	334,639	3,843,580	548,703	1,976,550
Pacific Dynamix - Conservative Growth *	598,573	9,304,006	673,388	935,598
Pacific Dynamix - Moderate Growth *	2,310,267	45,070,075	5,368,618	3,166,638
Pacific Dynamix - Growth *	2,954,621	64,580,231	8,812,380	1,659,439
Portfolio Optimization Conservative *	1,134,740	14,326,284	772,163	1,254,118
Portfolio Optimization Moderate-Conservative *	3,772,734	51,844,301	988,841	2,388,869
Portfolio Optimization Moderate *	16,339,143	240,994,931	3,110,523	8,409,569
Portfolio Optimization Growth *	21,053,976	332,888,330	2,620,567	9,956,101
Portfolio Optimization Aggressive-Growth *	9,551,261	156,312,561	3,794,773	5,326,372
PSF DFA Balanced Allocation *	241,258	2,875,292	1,350,444	195,522
Invesco V.I. International Growth Series II *	802,478	29,715,764	1,768,635	2,089,952
American Century VP Mid Cap Value Class II	1,435,177	30,167,418	8,011,041	1,027,669
American Funds IS Asset Allocation Class 4	2,336,086	52,608,650	6,303,889	2,408,137
American Funds IS Growth Class 4	1,076,622	81,607,954	9,783,659	3,647,305
American Funds IS Growth-Income Class 4	1,813,260	88,487,103	8,813,512	4,528,239
BlackRock® Basic Value V.I. Class III *	1,236,086	19,146,974	272,157	1,834,049
BlackRock Global Allocation V.I. Class III *	4,252,165	62,081,610	4,672,929	3,393,973

See Notes to Financial Statements	SA-1	See explanation of symbol on page SA-2

PACIFIC SELECT EXEC SEPARATE ACCOUNT

INVESTMENTS (Continued)

JUNE 30, 2018 (Unaudited)

			Cost of	Proceeds
Variable Accounts	Shares Owned	Value	Purchases	from Sales
BlackRock iShares® Alternative Strategies V.I. Class I *	168,976	$1,885,770	$262,840	$80,541
BlackRock iShares Dynamic Allocation V.I. Class I *	69,426	772,706	296,272	215,762
Dreyfus VIF Appreciation Service Shares	14,863	576,387	194,204	21,228
Fidelity® VIP Contrafund® Service Class 2	1,672,318	58,029,421	6,977,254	4,577,534
Fidelity VIP Freedom 2010 PortfolioSM Service Class 2	105,303	1,362,624	96,718	136,342
Fidelity VIP Freedom 2015 PortfolioSM Service Class 2	180,728	2,360,311	147,864	1,080,103
Fidelity VIP Freedom 2020 PortfolioSM Service Class 2	644,614	8,695,841	1,141,301	409,795
Fidelity VIP Freedom 2025 PortfolioSM Service Class 2	648,972	9,241,363	861,019	1,480,164
Fidelity VIP Freedom 2030 PortfolioSM Service Class 2	869,644	12,401,119	2,096,273	849,524
Fidelity VIP Freedom 2035 PortfolioSM Service Class 2	347,324	7,769,630	969,852	331,741
Fidelity VIP Freedom 2045 PortfolioSM Service Class 2	315,103	6,689,644	815,946	403,609
Fidelity VIP Freedom Income PortfolioSM Service Class 2	124,184	1,415,693	73,811	51,639
Fidelity VIP Government Money Market Service Class	144,431,843	144,431,843	55,700,434	54,819,432
Fidelity VIP Growth Service Class 2	150,541	10,280,450	1,908,863	2,460,269
Fidelity VIP Mid Cap Service Class 2	928,876	32,854,330	3,955,418	8,931,271
Fidelity VIP Value Strategies Service Class 2	392,037	5,410,111	422,819	1,490,251
Templeton Foreign VIP Class 2	1,614,062	23,371,612	1,389,615	2,277,019
Templeton Global Bond VIP Class 2 *	2,496,546	40,918,390	9,950,922	995,832
Janus Henderson Enterprise Service Shares	338,672	23,046,644	5,221,677	1,221,400
Janus Henderson Overseas Service Shares	538,318	16,187,225	1,467,872	14,482,304
Lazard Retirement Global Dynamic Multi-Asset Service Class *	102,115	1,369,366	203,635	191,764
Lazard Retirement International Equity Service Class *	1,344	14,129	14,550	-
Lazard Retirement U.S. Strategic Equity Service Class *	89,228	1,192,091	105,985	228,121
ClearBridge Variable Aggressive Growth - Class II	806,412	22,523,084	961,292	2,373,869
ClearBridge Variable Mid Cap - Class II	529,136	10,566,842	456,928	3,709,373
Western Asset Variable Global High Yield Bond - Class II	59,603	435,699	12,528	423,529
Lord Abbett Bond Debenture Class VC *	835,876	10,231,128	1,752,091	1,751,113
Lord Abbett Developing Growth Class VC *	530,739	18,406,042	3,465,670	878,362
Lord Abbett Fundamental Equity Class VC *	321,564	5,878,189	77,440	351,992
Lord Abbett Total Return Class VC *	2,918,832	47,722,908	4,200,056	1,213,964
I (Invests in M International Equity) *	4,856,252	64,782,403	878,069	10,982,777
II (Invests in M Large Cap Growth)	1,866,490	51,085,844	4,784,846	4,487,004
III (Invests in M Capital Appreciation)	2,108,836	64,804,543	3,561,460	2,149,137
V (Invests in M Large Cap Value)	2,086,702	28,441,742	877,462	2,162,278
MFS® New Discovery Series - Service Class *	1,541,644	32,698,259	5,407,900	3,017,800
MFS Utilities Series - Service Class *	389,716	11,558,972	563,725	926,292
MFS Value Series - Service Class *	865,228	17,088,261	2,429,820	2,025,147
Neuberger Berman Sustainable Equity Class I *	17,190	458,452	63,540	77,755
Oppenheimer Global Fund/VA Service Shares	245,923	10,847,649	3,007,511	1,631,165
Oppenheimer Main Street Small Cap Fund®/VA Non-Service Shares	2,387	58,553	64,389	14
PIMCO Global Multi-Asset Managed Allocation - Advisor Class	490,653	6,221,483	322,265	935,955
PIMCO Income - Administrative Class	2,069	21,790	21,803	23
Royce Micro-Cap Service Class *	221,868	2,493,801	277,494	80,954
State Street Total Return V.I.S. Class 3 *	73,210	1,442,978	53,911	211,198
T. Rowe Price Blue Chip Growth - II *	3,613,739	121,602,323	7,449,626	2,858,838
T. Rowe Price Equity Income - II	2,361,627	67,849,540	2,464,071	2,152,427
VanEck VIP Global Hard Assets Initial Class *	1,256,636	29,644,047	2,257,172	5,584,754

* The variable account did not receive any dividend or capital gain distributions from its underlying portfolio/fund during the reporting period.

See Notes to Financial Statements	SA-2

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

JUNE 30, 2018 (Unaudited)

	Variable Accounts
	Core	Diversified	Floating	Floating	High Yield	Inflation
	Income	Bond	Rate Income	Rate Loan	Bond	Managed
ASSETS
Investments in mutual funds, at value	$1,615,766	$80,338,622	$7,647,741	$23,570,887	$80,246,585	$72,616,100
Receivables:
Due from Pacific Life Insurance Company	-	-	8,971	55,146	18,221	-
Investments sold	-	28,218	-	-	-	37,476
Total Assets	1,615,766	80,366,840	7,656,712	23,626,033	80,264,806	72,653,576
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	28,257	-	-	-	37,550
Investments purchased	-	-	8,968	55,159	18,119	-
Total Liabilities	-	28,257	8,968	55,159	18,119	37,550
NET ASSETS	$1,615,766	$80,338,583	$7,647,744	$23,570,874	$80,246,687	$72,616,026
Units Outstanding	153,534	4,899,742	645,391	1,896,001	1,063,069	1,195,017
Accumulation Unit Value	$10.52	$16.40	$11.85	$12.43	$75.49	$60.77
Cost of Investments	$1,607,021	$76,882,327	$7,318,869	$21,855,134	$70,975,540	$72,343,517

	Inflation	Managed	Short Duration	Emerging		Developing
	Strategy	Bond	Bond	Markets Debt	Comstock	Growth
ASSETS
Investments in mutual funds, at value	$1,862,583	$249,157,034	$69,753,170	$12,622,744	$59,576,995	$25,491,241
Receivables:
Due from Pacific Life Insurance Company	-	-	-	-	15,452	-
Investments sold	-	105,421	15,021	41,135	-	7,575
Total Assets	1,862,583	249,262,455	69,768,191	12,663,879	59,592,447	25,498,816
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	105,392	14,965	41,130	-	7,448
Investments purchased	-	-	-	-	15,194	-
Total Liabilities	-	105,392	14,965	41,130	15,194	7,448
NET ASSETS	$1,862,583	$249,157,063	$69,753,226	$12,622,749	$59,577,253	$25,491,368
Units Outstanding	173,450	3,631,427	5,321,735	1,075,280	2,288,279	785,031
Accumulation Unit Value	$10.74	$68.61	$13.11	$11.74	$26.04	$32.47
Cost of Investments	$1,835,780	$231,243,777	$68,137,118	$12,738,256	$40,611,630	$13,876,531

	Dividend	Equity	Focused		Large-Cap	Large-Cap
	Growth	Index	Growth	Growth	Growth	Value
ASSETS
Investments in mutual funds, at value	$73,377,148	$709,626,175	$36,013,394	$252,688,762	$64,598,122	$115,428,843
Receivables:
Due from Pacific Life Insurance Company	-	-	-	-	-	79,158
Investments sold	4,083	31,918	4,885	59,949	13,528	-
Total Assets	73,381,231	709,658,093	36,018,279	252,748,711	64,611,650	115,508,001
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	3,991	31,397	4,867	59,865	13,456	-
Investments purchased	-	-	-	-	-	78,680
Total Liabilities	3,991	31,397	4,867	59,865	13,456	78,680
NET ASSETS	$73,377,240	$709,626,696	$36,013,412	$252,688,846	$64,598,194	$115,429,321
Units Outstanding	2,346,532	5,541,197	977,160	2,117,669	3,077,068	3,453,895
Accumulation Unit Value	$31.27	$128.06	$36.86	$119.32	$20.99	$33.42
Cost of Investments	$46,798,788	$358,587,919	$20,613,376	$122,608,003	$35,041,139	$67,071,792

See Notes to Financial Statements	SA-3

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2018 (Unaudited)

	Variable Accounts
	Main Street	Mid-Cap	Mid-Cap	Mid-Cap	Small-Cap	Small-Cap
	Core	Equity	Growth	Value	Equity	Index
ASSETS
Investments in mutual funds, at value	$211,909,880	$125,796,210	$69,470,177	$12,904,806	$25,469,558	$256,629,945
Receivables:
Due from Pacific Life Insurance Company	-	88,972	-	913	12,448	-
Investments sold	82,090	-	35,982	-	-	-
Total Assets	211,991,970	125,885,182	69,506,159	12,905,719	25,482,006	256,629,945
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	82,057	-	36,143	-	-	499
Investments purchased	-	88,628	-	940	12,365	24
Total Liabilities	82,057	88,628	36,143	940	12,365	523
NET ASSETS	$211,909,913	$125,796,554	$69,470,016	$12,904,779	$25,469,641	$256,629,422
Units Outstanding	1,797,243	2,202,675	2,961,451	362,483	724,136	5,745,947
Accumulation Unit Value	$117.91	$57.11	$23.46	$35.60	$35.17	$44.66
Cost of Investments	$120,917,411	$75,628,464	$44,309,618	$10,567,310	$20,752,827	$132,667,169

	Small-Cap	Value	Emerging	International	International	International
	Value	Advantage	Markets	Large-Cap	Small-Cap	Value
ASSETS
Investments in mutual funds, at value	$74,393,302	$2,843,446	$158,053,613	$181,206,925	$43,893,248	$129,188,529
Receivables:
Due from Pacific Life Insurance Company	-	73	-	40,599	73,330	-
Investments sold	44,276	-	73,722	-	-	61,055
Total Assets	74,437,578	2,843,519	158,127,335	181,247,524	43,966,578	129,249,584
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	44,214	-	73,935	-	-	61,136
Investments purchased	-	73	-	40,770	73,286	-
Total Liabilities	44,214	73	73,935	40,770	73,286	61,136
NET ASSETS	$74,393,364	$2,843,446	$158,053,400	$181,206,754	$43,893,292	$129,188,448
Units Outstanding	1,322,147	169,829	3,127,844	9,664,187	2,624,645	4,202,076
Accumulation Unit Value	$56.27	$16.74	$50.53	$18.75	$16.72	$30.74
Cost of Investments	$46,896,325	$2,521,348	$128,781,402	$136,278,119	$37,465,508	$106,032,629

	Health	Real		Currency	Diversified	Equity
	Sciences	Estate	Technology	Strategies	Alternatives	Long/Short
ASSETS
Investments in mutual funds, at value	$70,459,316	$82,265,407	$27,742,923	$982,406	$177,304	$10,066,911
Receivables:
Due from Pacific Life Insurance Company	1,913	-	9,705	69,714	-	-
Investments sold	-	88,216	-	-	-	4,997
Total Assets	70,461,229	82,353,623	27,752,628	1,052,120	177,304	10,071,908
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	88,284	-	-	-	4,998
Investments purchased	1,893	-	9,755	69,713	-	-
Total Liabilities	1,893	88,284	9,755	69,713	-	4,998
NET ASSETS	$70,459,336	$82,265,339	$27,742,873	$982,407	$177,304	$10,066,910
Units Outstanding	1,096,475	1,206,833	1,904,697	86,079	16,147	735,260
Accumulation Unit Value	$64.26	$68.17	$14.57	$11.41	$10.98	$13.69
Cost of Investments	$45,848,176	$66,922,363	$19,773,315	$939,263	$180,930	$9,760,262

See Notes to Financial Statements	SA-4

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2018 (Unaudited)

	Variable Accounts
		Pacific	Pacific			Portfolio
	Global	Dynamix -	Dynamix -	Pacific	Portfolio	Optimization
	Absolute	Conservative	Moderate	Dynamix -	Optimization	Moderate-
	Return	Growth	Growth	Growth	Conservative	Conservative
ASSETS
Investments in mutual funds, at value	$3,843,580	$9,304,006	$45,070,075	$64,580,231	$14,326,284	$51,844,301
Receivables:
Due from Pacific Life Insurance Company	1	-	-	20,130	-	609
Investments sold	-	-	2,409	-	-	-
Total Assets	3,843,581	9,304,006	45,072,484	64,600,361	14,326,284	51,844,910
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	-	2,443	-	7	-
Investments purchased	-	-	-	20,142	-	665
Total Liabilities	-	-	2,443	20,142	7	665
NET ASSETS	$3,843,581	$9,304,006	$45,070,041	$64,580,219	$14,326,277	$51,844,245
Units Outstanding	342,948	492,227	2,048,327	2,536,419	1,096,906	3,659,979
Accumulation Unit Value	$11.21	$18.90	$22.00	$25.46	$13.06	$14.17
Cost of Investments	$3,918,135	$8,525,216	$39,598,342	$53,565,413	$12,985,709	$41,285,816
			Portfolio		Invesco V.I.	American
	Portfolio	Portfolio	Optimization	PSF DFA	International	Century
	Optimization	Optimization	Aggressive-	Balanced	Growth	VP Mid Cap
	Moderate	Growth	Growth	Allocation	Series II	Value Class II
ASSETS
Investments in mutual funds, at value	$240,994,931	$332,888,330	$156,312,561	$2,875,292	$29,715,764	$30,167,418
Receivables:
Due from Pacific Life Insurance Company	10,089	85,560	7,103	-	-	33,003
Investments sold	-	-	-	588	68,325	-
Total Assets	241,005,020	332,973,890	156,319,664	2,875,880	29,784,089	30,200,421
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	-	-	588	68,327	-
Investments purchased	9,801	85,653	7,318	-	-	33,007
Total Liabilities	9,801	85,653	7,318	588	68,327	33,007
NET ASSETS	$240,995,219	$332,888,237	$156,312,346	$2,875,292	$29,715,762	$30,167,414
Units Outstanding	15,903,730	20,585,354	9,375,164	241,994	2,136,876	1,408,300
Accumulation Unit Value	$15.15	$16.17	$16.67	$11.88	$13.91	$21.42
Cost of Investments	$171,471,916	$215,753,826	$102,569,532	$2,799,298	$28,288,669	$29,963,739
					BlackRock	BlackRock
	American Funds	American Funds	American Funds	BlackRock	Global	iShares Alternative
	IS Asset Allocation	IS Growth	IS Growth-Income	Basic Value	Allocation	Strategies
	Class 4	Class 4	Class 4	V.I. Class III	V.I. Class III	V.I. Class I
ASSETS
Investments in mutual funds, at value	$52,608,650	$81,607,954	$88,487,103	$19,146,974	$62,081,610	$1,885,770
Receivables:
Due from Pacific Life Insurance Company	9,004	69,066	5,911	-	2,044	1
Investments sold	-	-	-	829	-	-
Total Assets	52,617,654	81,677,020	88,493,014	19,147,803	62,083,654	1,885,771
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	-	-	810	-	-
Investments purchased	9,015	69,112	5,906	-	2,041	-
Total Liabilities	9,015	69,112	5,906	810	2,041	-
NET ASSETS	$52,608,639	$81,607,908	$88,487,108	$19,146,993	$62,081,613	$1,885,771
Units Outstanding	1,850,858	2,352,690	3,039,405	818,555	2,759,822	165,885
Accumulation Unit Value	$28.42	$34.69	$29.11	$23.39	$22.49	$11.37
Cost of Investments	$50,406,910	$74,225,077	$83,044,187	$17,761,138	$61,642,580	$1,813,590

See Notes to Financial Statements	SA-5

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2018 (Unaudited)

	Variable Accounts
	BlackRock			Fidelity VIP	Fidelity VIP	Fidelity VIP
	iShares Dynamic	Dreyfus VIF	Fidelity VIP	Freedom 2010	Freedom 2015	Freedom 2020
	Allocation	Appreciation	Contrafund	Portfolio	Portfolio	Portfolio
	V.I. Class I	Service Shares	Service Class 2	Service Class 2	Service Class 2	Service Class 2
ASSETS
Investments in mutual funds, at value	$772,706	$576,387	$58,029,421	$1,362,624	$2,360,311	$8,695,841
Receivables:
Due from Pacific Life Insurance Company	4	-	10,025	-	-	70,549
Investments sold	-	-	-	-	-	-
Total Assets	772,710	576,387	58,039,446	1,362,624	2,360,311	8,766,390
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	-	-	-	8	-
Investments purchased	4	-	10,126	-	-	70,537
Total Liabilities	4	-	10,126	-	8	70,537
NET ASSETS	$772,706	$576,387	$58,029,320	$1,362,624	$2,360,303	$8,695,853
Units Outstanding	67,933	35,979	1,900,704	85,553	146,273	543,872
Accumulation Unit Value	$11.37	$16.02	$30.53	$15.93	$16.14	$15.99
Cost of Investments	$744,086	$609,514	$51,260,984	$1,299,939	$2,271,879	$8,250,467
	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Freedom 2025	Freedom 2030	Freedom 2035	Freedom 2045	Freedom Income	Government
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Money Market
	Service Class 2	Service Class 2	Service Class 2	Service Class 2	Service Class 2	Service Class
ASSETS
Investments in mutual funds, at value	$9,241,363	$12,401,119	$7,769,630	$6,689,644	$1,415,693	$144,431,843
Receivables:
Due from Pacific Life Insurance Company	7	7	-	352	-	-
Investments sold	-	-	196	-	-	221,461
Total Assets	9,241,370	12,401,126	7,769,826	6,689,996	1,415,693	144,653,304
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	-	193	-	2	221,139
Investments purchased	-	-	-	351	-	-
Total Liabilities	-	-	193	351	2	221,139
NET ASSETS	$9,241,370	$12,401,126	$7,769,633	$6,689,645	$1,415,691	$144,432,165
Units Outstanding	550,872	745,579	438,406	372,692	98,298	14,252,336
Accumulation Unit Value	$16.78	$16.63	$17.72	$17.95	$14.40	$10.13
Cost of Investments	$8,706,451	$11,526,600	$7,090,595	$6,160,787	$1,368,367	$144,431,843
						Janus
	Fidelity VIP	Fidelity VIP	Fidelity VIP		Templeton	Henderson
	Growth	Mid Cap	Value Strategies	Templeton Foreign	Global Bond	Enterprise
	Service Class 2	Service Class 2	Service Class 2	VIP Class 2	VIP Class 2	Service Shares
ASSETS
Investments in mutual funds, at value	$10,280,450	$32,854,330	$5,410,111	$23,371,612	$40,918,390	$23,046,644
Receivables:
Due from Pacific Life Insurance Company	17,089	870	984	9,689	55,918	50,989
Investments sold	-	-	-	-	-	-
Total Assets	10,297,539	32,855,200	5,411,095	23,381,301	40,974,308	23,097,633
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	-	-	-	-	-
Investments purchased	17,079	749	979	8,925	55,894	50,985
Total Liabilities	17,079	749	979	8,925	55,894	50,985
NET ASSETS	$10,280,460	$32,854,451	$5,410,116	$23,372,376	$40,918,414	$23,046,648
Units Outstanding	311,475	1,002,851	216,613	1,733,725	3,312,114	755,683
Accumulation Unit Value	$33.01	$32.76	$24.98	$13.48	$12.35	$30.50
Cost of Investments	$9,559,998	$30,562,604	$5,715,687	$23,495,131	$43,193,676	$20,503,559

See Notes to Financial Statements	SA-6

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2018 (Unaudited)

	Variable Accounts
	Janus	Lazard Retirement	Lazard Retirement	Lazard	ClearBridge	ClearBridge
	Henderson	Global Dynamic	International	Retirement U.S.	Variable	Variable
	Overseas	Multi-Asset	Equity	Strategic Equity	Aggressive	Mid Cap -
	Service Shares	Service Class	Service Class	Service Class	Growth - Class II	Class II
ASSETS
Investments in mutual funds, at value	$16,187,225	$1,369,366	$14,129	$1,192,091	$22,523,084	$10,566,842
Receivables:
Due from Pacific Life Insurance Company	-	1	-	54	6,884	1,248
Investments sold	11,094	-	-	-	-	-
Total Assets	16,198,319	1,369,367	14,129	1,192,145	22,529,968	10,568,090
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	11,244	-	-	-	-	-
Investments purchased	-	-	-	57	6,903	1,263
Total Liabilities	11,244	-	-	57	6,903	1,263
NET ASSETS	$16,187,075	$1,369,367	$14,129	$1,192,088	$22,523,065	$10,566,827
Units Outstanding	1,492,741	109,180	1,445	63,509	895,774	485,947
Accumulation Unit Value	$10.84	$12.54	$9.78	$18.77	$25.14	$21.74
Cost of Investments	$16,114,408	$1,266,635	$14,550	$1,066,124	$22,480,045	$9,865,588

	Western Asset	Lord Abbett		Lord Abbett
	Variable Global	Bond	Lord Abbett	Fundamental	Lord Abbett
	High Yield Bond -	Debenture	Developing Growth	Equity	Total Return
	Class II	Class VC	Class VC	Class VC	Class VC	I
ASSETS
Investments in mutual funds, at value	$435,699	$10,231,128	$18,406,042	$5,878,189	$47,722,908	$64,782,403
Receivables:
Due from Pacific Life Insurance Company	1	1,710	9,826	-	8,335	-
Investments sold	-	-	-	-	-	37,538
Total Assets	435,700	10,232,838	18,415,868	5,878,189	47,731,243	64,819,941
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	-	-	2	-	37,611
Investments purchased	-	1,691	9,984	-	8,343	-
Total Liabilities	-	1,691	9,984	2	8,343	37,611
NET ASSETS	$435,700	$10,231,147	$18,405,884	$5,878,187	$47,722,900	$64,782,330
Units Outstanding	39,384	848,451	797,455	294,276	4,380,744	1,652,061
Accumulation Unit Value	$11.06	$12.06	$23.08	$19.98	$10.89	$39.21
Cost of Investments	$453,323	$10,360,156	$12,600,297	$6,112,330	$49,196,945	$57,021,575

				MFS	MFS	MFS
				New Discovery	Utilities	Value
				Series -	Series -	Series -
	II	III	V	Service Class	Service Class	Service Class
ASSETS
Investments in mutual funds, at value	$51,085,844	$64,804,543	$28,441,742	$32,698,259	$11,558,972	$17,088,261
Receivables:
Due from Pacific Life Insurance Company	15,777	21,779	14,873	-	-	4,535
Investments sold	-	-	-	30,536	481	-
Total Assets	51,101,621	64,826,322	28,456,615	32,728,795	11,559,453	17,092,796
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	-	-	30,549	450	-
Investments purchased	15,036	21,460	15,156	-	-	4,538
Total Liabilities	15,036	21,460	15,156	30,549	450	4,538
NET ASSETS	$51,086,585	$64,804,862	$28,441,459	$32,698,246	$11,559,003	$17,088,258
Units Outstanding	771,635	667,125	921,305	1,179,928	610,939	1,369,776
Accumulation Unit Value	$66.21	$97.14	$30.87	$27.71	$18.92	$12.48
Cost of Investments	$43,315,923	$58,115,604	$27,779,626	$26,193,737	$11,041,643	$16,551,067

See Notes to Financial Statements	SA-7

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

JUNE 30, 2018 (Unaudited)

	Variable Accounts
			Oppenheimer	PIMCO
	Neuberger Berman		Main Street	Global Multi-	PIMCO
	Sustainable	Oppenheimer	Small Cap Fund/	Asset Managed	Income -	Royce
	Equity	Global Fund/VA	VA Non-Service	Allocation -	Administrative	Micro-Cap
	Class I	Service Shares	Shares	Advisor Class	Class	Service Class
ASSETS
Investments in mutual funds, at value	$458,452	$10,847,649	$58,553	$6,221,483	$21,790	$2,493,801
Receivables:
Due from Pacific Life Insurance Company	2	-	-	-	-	42,325
Investments sold	-	57,210	-	-	-	-
Total Assets	458,454	10,904,859	58,553	6,221,483	21,790	2,536,126
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	56,721	-	80	-	-
Investments purchased	2	-	-	17	-	42,367
Total Liabilities	2	56,721	-	97	-	42,367
NET ASSETS	$458,452	$10,848,138	$58,553	$6,221,386	$21,790	$2,493,759
Units Outstanding	25,507	641,858	5,455	553,065	2,176	163,150
Accumulation Unit Value	$17.97	$16.90	$10.73	$11.25	$10.01	$15.29
Cost of Investments	$404,520	$9,922,379	$64,376	$5,804,174	$21,780	$2,306,391

	State Street	T. Rowe Price	T. Rowe Price	VanEck VIP
	Total Return	Blue Chip	Equity	Global Hard Assets
	V.I.S. Class 3	Growth - II	Income - II	Initial Class
ASSETS
Investments in mutual funds, at value	$1,442,978	$121,602,323	$67,849,540	$29,644,047
Receivables:
Due from Pacific Life Insurance Company	113	63,634	8,265	-
Investments sold	-	-	-	27,626
Total Assets	1,443,091	121,665,957	67,857,805	29,671,673
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	-	-	-	27,653
Investments purchased	113	63,748	8,395	-
Total Liabilities	113	63,748	8,395	27,653
NET ASSETS	$1,442,978	$121,602,209	$67,849,410	$29,644,020
Units Outstanding	86,921	3,161,819	2,886,771	1,442,315
Accumulation Unit Value	$16.60	$38.46	$23.50	$20.55
Cost of Investments	$1,382,558	$72,836,395	$63,449,436	$29,129,051

See Notes to Financial Statements	SA-8

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE PERIOD ENDED JUNE 30, 2018 (Unaudited)

	Variable Accounts
	Core	Diversified	Floating	Floating	High Yield	Inflation
	Income	Bond	Rate Income	Rate Loan	Bond	Managed
INVESTMENT INCOME
Dividends	$-	$-	$-	$-	$-	$-
Net Investment Income	-	-	-	-	-	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	13,594	515,831	40,077	199,420	3,347,086	(1,099,279)
Capital gain distributions	-	-	-	-	-	-
Realized Gain (Loss) on Investments	13,594	515,831	40,077	199,420	3,347,086	(1,099,279)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(45,643)	(2,531,603)	51,206	149,683	(3,651,667)	866,149
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($32,049)	($2,015,772)	$91,283	$349,103	($304,581)	($233,130)
	Inflation	Managed	Short Duration	Emerging		Developing
	Strategy	Bond	Bond	Markets Debt	Comstock	Growth
INVESTMENT INCOME
Dividends	$-	$-	$-	$-	$-	$-
Net Investment Income	-	-	-	-	-	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	4,202	1,535,670	191,173	227,761	1,837,990	462,969
Capital gain distributions	-	-	-	-	-	-
Realized Gain (Loss) on Investments	4,202	1,535,670	191,173	227,761	1,837,990	462,969
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(5,139)	(5,825,187)	(150,260)	(999,341)	(1,946,234)	4,526,564
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($937)	($4,289,517)	$40,913	($771,580)	($108,244)	$4,989,533
	Dividend	Equity	Focused		Large-Cap	Large-Cap
	Growth	Index	Growth	Growth	Growth	Value
INVESTMENT INCOME
Dividends	$-	$-	$-	$-	$-	$-
Net Investment Income	-	-	-	-	-	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	2,023,228	21,915,613	1,034,318	4,736,532	2,381,149	4,032,144
Capital gain distributions	-	-	-	-	-	-
Realized Gain (Loss) on Investments	2,023,228	21,915,613	1,034,318	4,736,532	2,381,149	4,032,144
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(967,642)	(4,214,256)	3,316,706	22,832,373	5,863,678	(6,305,901)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,055,586	$17,701,357	$4,351,024	$27,568,905	$8,244,827	($2,273,757)

See Notes to Financial Statements	SA-9

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE PERIOD ENDED JUNE 30, 2018 (Unaudited)

	Variable Accounts
	Main Street	Mid-Cap	Mid-Cap	Mid-Cap	Small-Cap	Small-Cap
	Core	Equity	Growth	Value	Equity	Index
INVESTMENT INCOME
Dividends	$-	$-	$-	$-	$-	$-
Net Investment Income	-	-	-	-	-	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	3,922,797	1,921,223	1,229,444	151,589	4,542,084	9,672,259
Capital gain distributions	-	-	-	-	-	-
Realized Gain (Loss) on Investments	3,922,797	1,921,223	1,229,444	151,589	4,542,084	9,672,259
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(3,952,224)	49,837	5,834,752	(323,221)	(3,148,543)	7,078,767
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($29,427)	$1,971,060	$7,064,196	($171,632)	$1,393,541	$16,751,026
	Small-Cap	Value	Emerging	International	International	International
	Value	Advantage	Markets	Large-Cap	Small-Cap	Value
INVESTMENT INCOME
Dividends	$-	$-	$-	$-	$-	$-
Net Investment Income	-	-	-	-	-	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	1,529,933	42,682	1,764,467	3,289,574	370,994	1,939,949
Capital gain distributions	-	-	-	-	-	-
Realized Gain (Loss) on Investments	1,529,933	42,682	1,764,467	3,289,574	370,994	1,939,949
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	1,015,039	(72,072)	(3,499,387)	(7,107,158)	(2,293,352)	(9,102,760)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,544,972	($29,390)	($1,734,920)	($3,817,584)	($1,922,358)	($7,162,811)
	Health	Real		Currency	Diversified	Equity
	Sciences	Estate	Technology	Strategies	Alternatives	Long/Short
INVESTMENT INCOME
Dividends	$-	$-	$-	$-	$-	$-
Net Investment Income	-	-	-	-	-	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	2,622,443	3,790,791	923,689	2,142	2,317	460,642
Capital gain distributions	-	-	-	-	-	-
Realized Gain (Loss) on Investments	2,622,443	3,790,791	923,689	2,142	2,317	460,642
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	1,717,911	(5,987,446)	2,922,743	55,113	(5,574)	(1,567,675)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,340,354	($2,196,655)	$3,846,432	$57,255	($3,257)	($1,107,033)

See Notes to Financial Statements	SA-10

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE PERIOD ENDED JUNE 30, 2018 (Unaudited)

	Variable Accounts
	Global	Pacific Dynamix -	Pacific Dynamix -	Pacific	Portfolio	Portfolio Optimization
	Absolute Return	Conservative Growth	Moderate Growth	Dynamix - Growth	Optimization Conservative	Moderate- Conservative
INVESTMENT INCOME
Dividends	$-	$-	$-	$-	$-	$-
Net Investment Income	-	-	-	-	-	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	137,617	134,818	919,148	647,309	184,614	711,436
Capital gain distributions	-	-	-	-	-	-
Realized Gain (Loss) on Investments	137,617	134,818	919,148	647,309	184,614	711,436
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(350,678)	(194,633)	(1,069,781)	(674,509)	(403,922)	(1,283,436)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($213,061)	($59,815)	($150,633)	($27,200)	($219,308)	($572,000)
	Portfolio	Portfolio	Portfolio Optimization	PSF DFA	Invesco V.I. International	American Century
	Optimization Moderate	Optimization Growth	Aggressive- Growth	Balanced Allocation	Growth Series II	VP Mid Cap Value Class II
INVESTMENT INCOME
Dividends	$-	$-	$-	$-	$-	$183,937
Net Investment Income	-	-	-	-	-	183,937
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	2,999,461	4,081,694	2,333,241	16,653	182,274	99,862
Capital gain distributions	-	-	-	-	-	1,805,229
Realized Gain (Loss) on Investments	2,999,461	4,081,694	2,333,241	16,653	182,274	1,905,091
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(4,780,959)	(5,323,338)	(2,369,615)	(22,090)	(2,019,534)	(2,327,782)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($1,781,498)	($1,241,644)	($36,374)	($5,437)	($1,837,260)	($238,754)
	American Funds	American Funds	American Funds	BlackRock	BlackRock Global	BlackRock iShares Alternative
	IS Asset Allocation Class 4	IS Growth Class 4	IS Growth-Income Class 4	Basic Value V.I. Class III	Allocation V.I. Class III	Strategies V.I. Class I
INVESTMENT INCOME
Dividends	$146,433	$64,220	$175,831	$-	$-	$-
Net Investment Income	146,433	64,220	175,831	-	-	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	270,028	569,907	453,091	101,609	235,549	4,868
Capital gain distributions	2,274,013	8,005,578	6,011,886	-	-	-
Realized Gain (Loss) on Investments	2,544,041	8,575,485	6,464,977	101,609	235,549	4,868
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(2,223,198)	(1,327,787)	(1,306,035)	(81,334)	(1,264,683)	(526)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$467,276	$7,311,918	$5,334,773	$20,275	($1,029,134)	$4,342

See Notes to Financial Statements	SA-11

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE PERIOD ENDED JUNE 30, 2018 (Unaudited)

	Variable Accounts
	BlackRock iShares Dynamic	Dreyfus VIF	Fidelity VIP	Fidelity VIP Freedom 2010	Fidelity VIP Freedom 2015	Fidelity VIP Freedom 2020
	Allocation V.I. Class I	Appreciation Service Shares	Contrafund Service Class 2	Portfolio Service Class 2	Portfolio Service Class 2	Portfolio Service Class 2
INVESTMENT INCOME
Dividends	$-	$3,278	$79,022	$315	$689	$627
Net Investment Income	-	3,278	79,022	315	689	627
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	27,023	1,642	1,462,140	9,375	57,921	70,078
Capital gain distributions	-	71,496	5,177,519	35,908	113,153	251,424
Realized Gain (Loss) on Investments	27,023	73,138	6,639,659	45,283	171,074	321,502
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(33,931)	(71,345)	(4,917,893)	(53,433)	(187,434)	(357,535)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($6,908)	$5,071	$1,800,788	($7,835)	($15,671)	($35,406)
	Fidelity VIP Freedom 2025	Fidelity VIP Freedom 2030	Fidelity VIP Freedom 2035	Fidelity VIP Freedom 2045	Fidelity VIP Freedom Income	Fidelity VIP Government
	Portfolio Service Class 2	Portfolio Service Class 2	Portfolio Service Class 2	Portfolio Service Class 2	Portfolio Service Class 2	Money Market Service Class
INVESTMENT INCOME
Dividends	$1,274	$1,682	$-	$-	$242	$956,502
Net Investment Income	1,274	1,682	-	-	242	956,502
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	158,184	148,849	42,630	51,395	2,846	-
Capital gain distributions	159,207	259,807	120,030	87,354	13,316	-
Realized Gain (Loss) on Investments	317,391	408,656	162,660	138,749	16,162	-
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(323,704)	(475,567)	(172,396)	(141,525)	(25,635)	-
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($5,039)	($65,229)	($9,736)	($2,776)	($9,231)	$956,502
	Fidelity VIP	Fidelity VIP	Fidelity VIP		Templeton	Janus Henderson
	Growth Service Class 2	Mid Cap Service Class 2	Value Strategies Service Class 2	Templeton Foreign VIP Class 2	Global Bond VIP Class 2	Enterprise Service Shares
INVESTMENT INCOME
Dividends	$4,708	$48,545	$17,901	$621,298	$-	$22,787
Net Investment Income	4,708	48,545	17,901	621,298	-	22,787
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	169,436	1,113,059	(114,138)	(335,101)	(204,213)	143,459
Capital gain distributions	1,625,008	3,450,894	192,675	-	-	1,126,584
Realized Gain (Loss) on Investments	1,794,444	4,563,953	78,537	(335,101)	(204,213)	1,270,043
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(822,213)	(3,451,096)	(172,837)	(1,259,498)	(229,354)	146,406
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$976,939	$1,161,402	($76,399)	($973,301)	($433,567)	$1,439,236

See Notes to Financial Statements	SA-12

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE PERIOD ENDED JUNE 30, 2018 (Unaudited)

	Variable Accounts
	Janus Henderson	Lazard Retirement Global Dynamic	Lazard Retirement International	Lazard Retirement U.S.	ClearBridge Variable	ClearBridge Variable
	Overseas Service Shares	Multi-Asset Service Class	Equity Service Class (1)	Strategic Equity Service Class	Aggressive Growth - Class II	Mid Cap - Class II
INVESTMENT INCOME
Dividends	$184,426	$-	$-	$-	$4,758	$-
Net Investment Income	184,426	-	-	-	4,758	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(788,570)	22,501	-	17,231	(204,406)	236,301
Capital gain distributions	-	-	-	-	326,464	36,260
Realized Gain (Loss) on Investments	(788,570)	22,501	-	17,231	122,058	272,561
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	410,540	(31,508)	(421)	18,692	1,162,980	(320,810)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($193,604)	($9,007)	($421)	$35,923	$1,289,796	($48,249)
	Western Asset Variable Global	Lord Abbett Bond	Lord Abbett	Lord Abbett Fundamental	Lord Abbett
	High Yield Bond - Class II	Debenture Class VC	Developing Growth Class VC	Equity Class VC	Total Return Class VC	I
INVESTMENT INCOME
Dividends	$278	$-	$-	$-	$-	$-
Net Investment Income	278	-	-	-	-	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(1,871)	37,067	93,733	(38,625)	(60,919)	1,598,337
Capital gain distributions	-	-	-	-	-	-
Realized Gain (Loss) on Investments	(1,871)	37,067	93,733	(38,625)	(60,919)	1,598,337
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(9,130)	(144,473)	3,052,306	(149,969)	(795,718)	(2,757,211)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($10,723)	($107,406)	$3,146,039	($188,594)	($856,637)	($1,158,874)
				MFS New Discovery	MFS Utilities	MFS Value
	II	III	V	Series - Service Class	Series - Service Class	Series - Service Class
INVESTMENT INCOME
Dividends	$-	$-	$13,257	$-	$-	$-
Net Investment Income	-	-	13,257	-	-	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	1,890,488	400,913	176,589	493,469	(163,020)	140,242
Capital gain distributions	2,458,002	2,101,703	181,695	-	-	-
Realized Gain (Loss) on Investments	4,348,490	2,502,616	358,284	493,469	(163,020)	140,242
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(1,277,612)	(1,509,580)	(820,813)	3,258,205	424,717	(830,092)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,070,878	$993,036	($449,272)	$3,751,674	$261,697	($689,850)

(1) Operations commenced or resumed during 2018 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-13

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE PERIOD ENDED JUNE 30, 2018 (Unaudited)

	Variable Accounts
	Neuberger Berman Sustainable	Oppenheimer	Oppenheimer Main Street Small Cap Fund/	PIMCO Global Multi- Asset Managed	PIMCO Income -	Royce
	Equity Class I	Global Fund/VA Service Shares	VA Non-Service Shares (1)	Allocation - Advisor Class	Administrative Class (1)	Micro-Cap Service Class
INVESTMENT INCOME
Dividends	$-	$79,979	$122	$63,788	$36	$-
Net Investment Income	-	79,979	122	63,788	36	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	10,842	229,382	1	591	-	(15,538)
Capital gain distributions	-	745,960	5,007	-	-	-
Realized Gain (Loss) on Investments	10,842	975,342	5,008	591	-	(15,538)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	9,356	(894,751)	(5,823)	(98,603)	10	231,010
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$20,198	$160,570	($693)	($34,224)	$46	$215,472
	State Street Total Return	T. Rowe Price Blue Chip	T. Rowe Price Equity	VanEck VIP Global Hard Assets
	V.I.S. Class 3	Growth - II	Income - II	Initial Class
INVESTMENT INCOME
Dividends	$-	$-	$494,224	$-
Net Investment Income	-	-	494,224	-
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	9,548	1,783,591	637,588	(1,620,358)
Capital gain distributions	-	-	-	-
Realized Gain (Loss) on Investments	9,548	1,783,591	637,588	(1,620,358)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(23,251)	10,369,993	(1,662,194)	1,229,271
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($13,703)	$12,153,584	($530,382)	($391,087)

(1) Operations commenced or resumed during 2018 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-14

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

	Variable Accounts
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2018 (1)	2017	2018 (1)	2017	2018 (1)	2017
	Core Income		Diversified Bond		Floating Rate Income
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	13,594	14,747	515,831	603,336	40,077	193,575
Change in net unrealized appreciation
(depreciation) on investments	(45,643)	42,959	(2,531,603)	3,572,448	51,206	(37,078)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(32,049)	57,706	(2,015,772)	4,175,784	91,283	156,497
INCREASE (DECREASE) IN NET ASSETS
FROM POLICY TRANSACTIONS
Payments received from policyholders	154,166	190,319	1,332,851	2,605,467	143,242	177,921
Transfers between variable and fixed accounts, net	19,256	476,564	15,352,149	7,069,270	3,921,953	(1,021,936)
Policy maintenance charges	(56,507)	(98,688)	(1,478,771)	(2,395,321)	(106,436)	(165,744)
Policy benefits and terminations	(33,979)	(18,638)	(836,283)	(3,499,235)	(215,676)	(344,259)
Policy loans and loan repayments	(804)	(5,572)	77,027	27,821	(458)	111,927
Other	403	623	16,601	24,415	2,404	3,214
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	82,535	544,608	14,463,574	3,832,417	3,745,029	(1,238,877)
NET INCREASE (DECREASE) IN NET ASSETS	50,486	602,314	12,447,802	8,008,201	3,836,312	(1,082,380)
NET ASSETS
Beginning of Year or Period	1,565,280	962,966	67,890,781	59,882,580	3,811,432	4,893,812
End of Year or Period	$1,615,766	$1,565,280	$80,338,583	$67,890,781	$7,647,744	$3,811,432
	Floating Rate Loan		High Yield Bond		Inflation Managed
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	199,420	254,796	3,347,086	2,231,473	(1,099,279)	(1,824,329)
Change in net unrealized appreciation
(depreciation) on investments	149,683	387,384	(3,651,667)	4,412,709	866,149	4,683,673
Net Increase (Decrease) in Net Assets
Resulting from Operations	349,103	642,180	(304,581)	6,644,182	(233,130)	2,859,344
INCREASE (DECREASE) IN NET ASSETS
FROM POLICY TRANSACTIONS
Payments received from policyholders	401,979	844,330	1,420,147	4,082,838	1,612,211	3,833,023
Transfers between variable and fixed accounts, net	6,360,952	1,036,883	(6,290,862)	(2,210,892)	(3,111,370)	(1,585,714)
Policy maintenance charges	(400,464)	(812,924)	(1,603,508)	(3,518,255)	(1,657,997)	(3,552,813)
Policy benefits and terminations	(466,080)	(489,852)	(1,804,680)	(3,008,355)	(2,208,791)	(3,293,609)
Policy loans and loan repayments	(5,257)	7,134	145,381	291,984	56,116	(44,386)
Other	5,863	10,590	43,009	44,065	38,160	52,688
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	5,896,993	596,161	(8,090,513)	(4,318,615)	(5,271,671)	(4,590,811)
NET INCREASE (DECREASE) IN NET ASSETS	6,246,096	1,238,341	(8,395,094)	2,325,567	(5,504,801)	(1,731,467)
NET ASSETS
Beginning of Year or Period	17,324,778	16,086,437	88,641,781	86,316,214	78,120,827	79,852,294
End of Year or Period	$23,570,874	$17,324,778	$80,246,687	$88,641,781	$72,616,026	$78,120,827

(1) Unaudited.

See Notes to Financial Statements	SA-15

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2018 (1)	2017	2018 (1)	2017	2018 (1)	2017
	Inflation Strategy		Managed Bond		Short Duration Bond
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	4,202	4,266	1,535,670	1,067,613	191,173	420,733
Change in net unrealized appreciation
(depreciation) on investments	(5,139)	53,212	(5,825,187)	10,802,674	(150,260)	418,179
Net Increase (Decrease) in Net Assets
Resulting from Operations	(937)	57,478	(4,289,517)	11,870,287	40,913	838,912
INCREASE (DECREASE) IN NET ASSETS
FROM POLICY TRANSACTIONS
Payments received from policyholders	48,880	145,947	5,071,396	11,669,015	2,195,627	4,556,419
Transfers between variable and fixed accounts, net	18,463	(63,455)	(3,057,961)	10,534,343	(640,182)	6,252,881
Policy maintenance charges	(33,101)	(75,144)	(5,615,610)	(11,824,604)	(1,813,463)	(3,636,435)
Policy benefits and terminations	(51,571)	(45,208)	(4,967,341)	(9,811,646)	(1,224,614)	(2,789,313)
Policy loans and loan repayments	(1,762)	(6,589)	(1,792,373)	79,771	(125,703)	16,701
Other	490	661	104,998	125,801	31,962	35,192
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	(18,601)	(43,788)	(10,256,891)	772,680	(1,576,373)	4,435,445
NET INCREASE (DECREASE) IN NET ASSETS	(19,538)	13,690	(14,546,408)	12,642,967	(1,535,460)	5,274,357
NET ASSETS
Beginning of Year or Period	1,882,121	1,868,431	263,703,471	251,060,504	71,288,686	66,014,329
End of Year or Period	$1,862,583	$1,882,121	$249,157,063	$263,703,471	$69,753,226	$71,288,686
	Emerging Markets Debt		Comstock		Developing Growth
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	227,761	66,959	1,837,990	2,049,817	462,969	398,700
Change in net unrealized appreciation
(depreciation) on investments	(999,341)	621,901	(1,946,234)	7,439,293	4,526,564	4,919,000
Net Increase (Decrease) in Net Assets
Resulting from Operations	(771,580)	688,860	(108,244)	9,489,110	4,989,533	5,317,700
INCREASE (DECREASE) IN NET ASSETS
FROM POLICY TRANSACTIONS
Payments received from policyholders	142,881	217,954	2,368,830	4,751,959	-	-
Transfers between variable and fixed accounts, net	6,577,971	2,086,011	(2,240,894)	(65,474)	(356,662)	(502,568)
Policy maintenance charges	(133,017)	(207,415)	(1,525,912)	(3,118,896)	(379,450)	(727,387)
Policy benefits and terminations	(357,863)	(142,684)	(1,005,499)	(2,634,678)	(516,866)	(806,768)
Policy loans and loan repayments	(6,886)	14,407	(141,113)	(184,369)	(57,740)	(142,610)
Other	1,204	2,582	11,409	13,365	(6,500)	(2,146)
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	6,224,290	1,970,855	(2,533,179)	(1,238,093)	(1,317,218)	(2,181,479)
NET INCREASE (DECREASE) IN NET ASSETS	5,452,710	2,659,715	(2,641,423)	8,251,017	3,672,315	3,136,221
NET ASSETS
Beginning of Year or Period	7,170,039	4,510,324	62,218,676	53,967,659	21,819,053	18,682,832
End of Year or Period	$12,622,749	$7,170,039	$59,577,253	$62,218,676	$25,491,368	$21,819,053

(1) Unaudited.

See Notes to Financial Statements	SA-16

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2018 (1)	2017	2018 (1)	2017	2018 (1)	2017
	Dividend Growth		Equity Index		Focused Growth
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	2,023,228	4,989,046	21,915,613	25,492,901	1,034,318	1,879,602
Change in net unrealized appreciation (depreciation) on investments	(967,642)	7,598,066	(4,214,256)	106,325,083	3,316,706	5,787,518
Net Increase (Decrease) in Net Assets
Resulting from Operations	1,055,586	12,587,112	17,701,357	131,817,984	4,351,024	7,667,120
INCREASE (DECREASE) IN NET ASSETS
FROM POLICY TRANSACTIONS
Payments received from policyholders	1,529,172	3,149,636	11,042,350	24,807,559	665,059	1,293,165
Transfers between variable and fixed accounts, net	(1,057,487)	(3,656,754)	(18,067,025)	(22,162,303)	642,225	(773,451)
Policy maintenance charges	(1,381,870)	(2,819,237)	(12,162,799)	(24,288,353)	(658,974)	(1,256,342)
Policy benefits and terminations	(2,030,006)	(3,068,657)	(15,066,260)	(18,849,513)	(574,479)	(1,761,584)
Policy loans and loan repayments	(152,539)	(255,466)	(1,254,989)	(571,543)	(138,709)	(13,998)
Other	4,698	21,968	186,053	236,309	7,380	11,660
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	(3,088,032)	(6,628,510)	(35,322,670)	(40,827,844)	(57,498)	(2,500,550)
NET INCREASE (DECREASE) IN NET ASSETS	(2,032,446)	5,958,602	(17,621,313)	90,990,140	4,293,526	5,166,570
NET ASSETS
Beginning of Year or Period	75,409,686	69,451,084	727,248,009	636,257,869	31,719,886	26,553,316
End of Year or Period	$73,377,240	$75,409,686	$709,626,696	$727,248,009	$36,013,412	$31,719,886
	Growth		Large-Cap Growth		Large-Cap Value
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	4,736,532	4,843,924	2,381,149	2,549,973	4,032,144	6,841,677
Change in net unrealized appreciation (depreciation) on investments	22,832,373	51,205,749	5,863,678	12,521,454	(6,305,901)	8,635,101
Net Increase (Decrease) in Net Assets
Resulting from Operations	27,568,905	56,049,673	8,244,827	15,071,427	(2,273,757)	15,476,778
INCREASE (DECREASE) IN NET ASSETS
FROM POLICY TRANSACTIONS
Payments received from policyholders	3,762,203	7,667,793	1,333,702	2,672,819	2,149,668	4,326,556
Transfers between variable and fixed accounts, net	1,223,055	3,281,608	221,220	(988,177)	(1,715,497)	(3,387,325)
Policy maintenance charges	(5,065,371)	(9,528,270)	(1,213,223)	(2,237,450)	(2,011,934)	(4,216,902)
Policy benefits and terminations	(3,499,427)	(8,417,885)	(1,300,621)	(2,090,188)	(3,017,940)	(4,450,737)
Policy loans and loan repayments	(547,353)	(431,425)	(276,354)	(215,146)	(342,613)	(131,947)
Other	23,815	40,534	7,483	1,851	27,495	21,604
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	(4,103,078)	(7,387,645)	(1,227,793)	(2,856,291)	(4,910,821)	(7,838,751)
NET INCREASE (DECREASE) IN NET ASSETS	23,465,827	48,662,028	7,017,034	12,215,136	(7,184,578)	7,638,027
NET ASSETS
Beginning of Year or Period	229,223,019	180,560,991	57,581,160	45,366,024	122,613,899	114,975,872
End of Year or Period	$252,688,846	$229,223,019	$64,598,194	$57,581,160	$115,429,321	$122,613,899

(1) Unaudited.

See Notes to Financial Statements	SA-17

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2018 (1)	2017	2018 (1)	2017	2018 (1)	2017
	Main Street Core		Mid-Cap Equity		Mid-Cap Growth
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	3,922,797	9,233,107	1,921,223	9,842,670	1,229,444	564,503
Change in net unrealized appreciation (depreciation) on investments	(3,952,224)	22,124,670	49,837	15,992,947	5,834,752	11,732,921
Net Increase (Decrease) in Net Assets
Resulting from Operations	(29,427)	31,357,777	1,971,060	25,835,617	7,064,196	12,297,424
INCREASE (DECREASE) IN NET ASSETS
FROM POLICY TRANSACTIONS
Payments received from policyholders	3,316,423	7,274,421	1,835,509	3,744,211	1,362,978	2,823,283
Transfers between variable and fixed accounts, net	13,677,922	(4,143,451)	7,167,599	(12,303,254)	1,238,700	8,988,992
Policy maintenance charges	(4,633,234)	(9,617,523)	(1,959,754)	(4,226,918)	(1,280,112)	(2,218,850)
Policy benefits and terminations	(3,941,359)	(9,523,538)	(2,477,911)	(5,995,713)	(1,236,376)	(1,500,078)
Policy loans and loan repayments	(804,291)	237,008	(233,232)	(59,510)	(145,589)	213,973
Other	26,481	35,114	22,617	23,096	9,719	20,487
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	7,641,942	(15,737,969)	4,354,828	(18,818,088)	(50,680)	8,327,807
NET INCREASE (DECREASE) IN NET ASSETS	7,612,515	15,619,808	6,325,888	7,017,529	7,013,516	20,625,231
NET ASSETS
Beginning of Year or Period	204,297,398	188,677,590	119,470,666	112,453,137	62,456,500	41,831,269
End of Year or Period	$211,909,913	$204,297,398	$125,796,554	$119,470,666	$69,470,016	$62,456,500
	Mid-Cap Value		Small-Cap Equity		Small-Cap Index
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	151,589	424,177	4,542,084	1,443,599	9,672,259	12,919,273
Change in net unrealized appreciation (depreciation) on investments	(323,221)	1,310,859	(3,148,543)	1,344,640	7,078,767	17,776,223
Net Increase (Decrease) in Net Assets
Resulting from Operations	(171,632)	1,735,036	1,393,541	2,788,239	16,751,026	30,695,496
INCREASE (DECREASE) IN NET ASSETS
FROM POLICY TRANSACTIONS
Payments received from policyholders	499,976	1,550,289	738,734	1,312,382	3,213,352	7,142,873
Transfers between variable and fixed accounts, net	(150,751)	229,882	(11,194,656)	2,076,742	7,723,322	(14,011,304)
Policy maintenance charges	(351,827)	(698,058)	(694,010)	(1,438,542)	(4,201,269)	(8,851,318)
Policy benefits and terminations	(113,205)	(614,657)	(592,495)	(678,624)	(4,528,342)	(7,319,357)
Policy loans and loan repayments	(51,553)	(29,753)	(76,895)	(132,300)	(670,501)	245,255
Other	4,657	6,829	8,160	23,344	42,084	64,466
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	(162,703)	444,532	(11,811,162)	1,163,002	1,578,646	(22,729,385)
NET INCREASE (DECREASE) IN NET ASSETS	(334,335)	2,179,568	(10,417,621)	3,951,241	18,329,672	7,966,111
NET ASSETS
Beginning of Year or Period	13,239,114	11,059,546	35,887,262	31,936,021	238,299,750	230,333,639
End of Year or Period	$12,904,779	$13,239,114	$25,469,641	$35,887,262	$256,629,422	$238,299,750

(1) Unaudited.

See Notes to Financial Statements	SA-18

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2018 (1)	2017	2018 (1)	2017	2018 (1)	2017
	Small-Cap Value		Value Advantage		Emerging Markets
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	1,529,933	3,284,820	42,682	108,321	1,764,467	1,885,590
Change in net unrealized appreciation
(depreciation) on investments	1,015,039	2,610,326	(72,072)	204,714	(3,499,387)	38,694,619
Net Increase (Decrease) in Net Assets
Resulting from Operations	2,544,972	5,895,146	(29,390)	313,035	(1,734,920)	40,580,209
INCREASE (DECREASE) IN NET ASSETS
FROM POLICY TRANSACTIONS
Payments received from policyholders	1,485,235	2,937,774	287,990	358,485	2,833,639	5,852,307
Transfers between variable and fixed accounts, net	(1,084,528)	(2,316,354)	148,737	363,488	1,529,994	6,038,119
Policy maintenance charges	(1,176,091)	(2,454,101)	(101,560)	(191,415)	(2,755,520)	(5,153,016)
Policy benefits and terminations	(1,127,240)	(2,930,195)	(25,509)	(84,741)	(2,916,506)	(4,357,590)
Policy loans and loan repayments	(32,608)	(296,245)	1,453	(13,216)	(10,304)	(256,562)
Other	18,115	28,808	265	988	40,233	64,297
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	(1,917,117)	(5,030,313)	311,376	433,589	(1,278,464)	2,187,555
NET INCREASE (DECREASE) IN NET ASSETS	627,855	864,833	281,986	746,624	(3,013,384)	42,767,764
NET ASSETS
Beginning of Year or Period	73,765,509	72,900,676	2,561,460	1,814,836	161,066,784	118,299,020
End of Year or Period	$74,393,364	$73,765,509	$2,843,446	$2,561,460	$158,053,400	$161,066,784
	International Large-Cap		International Small-Cap		International Value
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	3,289,574	5,196,580	370,994	908,280	1,939,949	2,096,447
Change in net unrealized appreciation
(depreciation) on investments	(7,107,158)	36,115,051	(2,293,352)	7,198,764	(9,102,760)	23,082,723
Net Increase (Decrease) in Net Assets
Resulting from Operations	(3,817,584)	41,311,631	(1,922,358)	8,107,044	(7,162,811)	25,179,170
INCREASE (DECREASE) IN NET ASSETS
FROM POLICY TRANSACTIONS
Payments received from policyholders	4,384,672	8,688,823	828,278	1,339,494	3,836,783	7,578,604
Transfers between variable and fixed accounts, net	3,089,038	(5,081,598)	11,143,460	2,002,998	(440,904)	(491,964)
Policy maintenance charges	(3,367,939)	(6,678,543)	(643,896)	(1,142,478)	(3,077,434)	(6,113,327)
Policy benefits and terminations	(3,219,191)	(5,263,025)	(295,351)	(977,331)	(2,800,645)	(5,119,061)
Policy loans and loan repayments	(372,776)	(250,254)	(216,152)	(45,799)	(386,385)	425,878
Other	69,368	71,713	9,168	10,093	32,261	38,620
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	583,172	(8,512,884)	10,825,507	1,186,977	(2,836,324)	(3,681,250)
NET INCREASE (DECREASE) IN NET ASSETS	(3,234,412)	32,798,747	8,903,149	9,294,021	(9,999,135)	21,497,920
NET ASSETS
Beginning of Year or Period	184,441,166	151,642,419	34,990,143	25,696,122	139,187,583	117,689,663
End of Year or Period	$181,206,754	$184,441,166	$43,893,292	$34,990,143	$129,188,448	$139,187,583

(1) Unaudited.

See Notes to Financial Statements	SA-19

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2018 (1)	2017	2018 (1)	2017	2018 (1)	2017
	Health Sciences		Real Estate		Technology
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	2,622,443	4,451,546	3,790,791	4,297,917	923,689	1,003,735
Change in net unrealized appreciation
(depreciation) on investments	1,717,911	8,905,849	(5,987,446)	(1,577,951)	2,922,743	4,946,714
Net Increase (Decrease) in Net Assets
Resulting from Operations	4,340,354	13,357,395	(2,196,655)	2,719,966	3,846,432	5,950,449
INCREASE (DECREASE) IN NET ASSETS
FROM POLICY TRANSACTIONS
Payments received from policyholders	1,440,643	3,650,347	1,908,664	4,430,010	557,109	1,023,943
Transfers between variable and fixed accounts, net	527,995	(1,720,883)	(2,318,439)	(2,161,531)	1,323,678	2,790,617
Policy maintenance charges	(1,389,391)	(2,775,809)	(1,521,816)	(3,536,515)	(495,367)	(854,679)
Policy benefits and terminations	(1,122,698)	(2,825,432)	(1,352,052)	(4,159,913)	(270,350)	(552,180)
Policy loans and loan repayments	(313,346)	(73,866)	(22,787)	(440,640)	(63,404)	(58,284)
Other	14,691	28,010	25,356	23,655	4,574	5,721
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	(842,106)	(3,717,633)	(3,281,074)	(5,844,934)	1,056,240	2,355,138
NET INCREASE (DECREASE) IN NET ASSETS	3,498,248	9,639,762	(5,477,729)	(3,124,968)	4,902,672	8,305,587
NET ASSETS
Beginning of Year or Period	66,961,088	57,321,326	87,743,068	90,868,036	22,840,201	14,534,614
End of Year or Period	$70,459,336	$66,961,088	$82,265,339	$87,743,068	$27,742,873	$22,840,201
	Currency Strategies		Diversified Alternatives		Equity Long/Short
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	2,142	8,026	2,317	744	460,642	129,465
Change in net unrealized appreciation
(depreciation) on investments	55,113	(37,474)	(5,574)	1,604	(1,567,675)	1,361,058
Net Increase (Decrease) in Net Assets
Resulting from Operations	57,255	(29,448)	(3,257)	2,348	(1,107,033)	1,490,523
INCREASE (DECREASE) IN NET ASSETS
FROM POLICY TRANSACTIONS
Payments received from policyholders	17,714	39,267	38,011	30,384	273,418	659,694
Transfers between variable and fixed accounts, net	138,069	(18,101)	12,075	102,643	(878,299)	4,403,848
Policy maintenance charges	(14,376)	(32,870)	(11,438)	(15,674)	(178,986)	(284,910)
Policy benefits and terminations	(107)	(12,052)	-	-	(78,710)	(126,261)
Policy loans and loan repayments	678	(6)	(6,616)	1,536	(5,524)	103,212
Other	315	361	133	2	13,115	12,166
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	142,293	(23,401)	32,165	118,891	(854,986)	4,767,749
NET INCREASE (DECREASE) IN NET ASSETS	199,548	(52,849)	28,908	121,239	(1,962,019)	6,258,272
NET ASSETS
Beginning of Year or Period	782,859	835,708	148,396	27,157	12,028,929	5,770,657
End of Year or Period	$982,407	$782,859	$177,304	$148,396	$10,066,910	$12,028,929

(1) Unaudited.

See Notes to Financial Statements	SA-20

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2018 (1)	2017	2018 (1)	2017	2018 (1)	2017
	Global Absolute Return		Pacific Dynamix - Conservative Growth		Pacific Dynamix - Moderate Growth
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	137,617	74,915	134,818	270,041	919,148	1,234,509
Change in net unrealized appreciation
(depreciation) on investments	(350,678)	130,376	(194,633)	537,300	(1,069,781)	3,499,202
Net Increase (Decrease) in Net Assets
Resulting from Operations	(213,061)	205,291	(59,815)	807,341	(150,633)	4,733,711
INCREASE (DECREASE) IN NET ASSETS
FROM POLICY TRANSACTIONS
Payments received from policyholders	99,626	163,624	503,932	751,948	2,669,685	4,124,501
Transfers between variable and fixed accounts, net	(1,389,350)	2,251,172	197,418	1,280,567	1,719,369	8,420,284
Policy maintenance charges	(104,356)	(142,063)	(331,318)	(567,404)	(1,644,216)	(2,933,229)
Policy benefits and terminations	(20,887)	(282,656)	(714,932)	(484,626)	(546,951)	(2,863,933)
Policy loans and loan repayments	(13,327)	162,921	81,574	(3,052)	(2,937)	(291,710)
Other	448	684	1,115	3,569	7,026	14,902
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	(1,427,846)	2,153,682	(262,211)	981,002	2,201,976	6,470,815
NET INCREASE (DECREASE) IN NET ASSETS	(1,640,907)	2,358,973	(322,026)	1,788,343	2,051,343	11,204,526
NET ASSETS
Beginning of Year or Period	5,484,488	3,125,515	9,626,032	7,837,689	43,018,698	31,814,172
End of Year or Period	$3,843,581	$5,484,488	$9,304,006	$9,626,032	$45,070,041	$43,018,698
	Pacific Dynamix - Growth		Portfolio Optimization Conservative		Portfolio Optimization Moderate-Conservative
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	647,309	581,772	184,614	852,649	711,436	1,355,957
Change in net unrealized appreciation
(depreciation) on investments	(674,509)	7,017,973	(403,922)	333,900	(1,283,436)	3,766,566
Net Increase (Decrease) in Net Assets
Resulting from Operations	(27,200)	7,599,745	(219,308)	1,186,549	(572,000)	5,122,523
INCREASE (DECREASE) IN NET ASSETS
FROM POLICY TRANSACTIONS
Payments received from policyholders	5,467,833	7,103,070	538,603	1,032,064	1,034,819	3,240,215
Transfers between variable and fixed accounts, net	4,599,049	9,127,144	(357,239)	(3,050,520)	268,212	1,382,190
Policy maintenance charges	(2,150,013)	(3,362,962)	(611,946)	(1,338,307)	(1,279,197)	(2,418,269)
Policy benefits and terminations	(665,694)	(629,828)	(174,809)	(1,186,912)	(1,321,809)	(1,376,580)
Policy loans and loan repayments	(105,337)	(344,299)	115,335	(32,353)	(113,071)	134,672
Other	7,098	17,819	8,097	10,899	11,021	28,241
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	7,152,936	11,910,944	(481,959)	(4,565,129)	(1,400,025)	990,469
NET INCREASE (DECREASE) IN NET ASSETS	7,125,736	19,510,689	(701,267)	(3,378,580)	(1,972,025)	6,112,992
NET ASSETS
Beginning of Year or Period	57,454,483	37,943,794	15,027,544	18,406,124	53,816,270	47,703,278
End of Year or Period	$64,580,219	$57,454,483	$14,326,277	$15,027,544	$51,844,245	$53,816,270

(1) Unaudited.

See Notes to Financial Statements	SA-21

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2018 (1)	2017	2018 (1)	2017	2018 (1)	2017
	Portfolio Optimization Moderate		Portfolio Optimization Growth		Portfolio Optimization Aggressive-Growth
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	2,999,461	6,142,693	4,081,694	8,554,684	2,333,241	4,185,590
Change in net unrealized appreciation
(depreciation) on investments	(4,780,959)	23,574,102	(5,323,338)	40,701,971	(2,369,615)	20,978,530
Net Increase (Decrease) in Net Assets
Resulting from Operations	(1,781,498)	29,716,795	(1,241,644)	49,256,655	(36,374)	25,164,120
INCREASE (DECREASE) IN NET ASSETS
FROM POLICY TRANSACTIONS
Payments received from policyholders	6,534,858	14,049,052	9,695,978	20,239,114	6,205,477	11,511,282
Transfers between variable and fixed accounts, net	832,376	(1,089,093)	(719,459)	(3,317,954)	(1,905,044)	(1,937,455)
Policy maintenance charges	(6,551,076)	(13,624,598)	(7,122,318)	(15,381,267)	(3,076,746)	(6,556,416)
Policy benefits and terminations	(6,640,862)	(10,230,330)	(7,214,468)	(16,569,112)	(2,589,150)	(7,042,477)
Policy loans and loan repayments	438,124	(1,151,954)	(2,102,843)	(546,151)	(229,588)	202,411
Other	87,639	144,313	127,550	274,405	63,418	109,706
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	(5,298,941)	(11,902,610)	(7,335,560)	(15,300,965)	(1,531,633)	(3,712,949)
NET INCREASE (DECREASE) IN NET ASSETS	(7,080,439)	17,814,185	(8,577,204)	33,955,690	(1,568,007)	21,451,171
NET ASSETS
Beginning of Year or Period	248,075,658	230,261,473	341,465,441	307,509,751	157,880,353	136,429,182
End of Year or Period	$240,995,219	$248,075,658	$332,888,237	$341,465,441	$156,312,346	$157,880,353
	PSF DFA Balanced Allocation		Invesco V.I. International Growth Series II		American Century VP Mid Cap Value Class II
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income	$-	$-	$-	$358,605	$183,937	$384,946
Realized gain (loss) on investments	16,653	29,890	182,274	66,291	1,905,091	2,637,304
Change in net unrealized appreciation
(depreciation) on investments	(22,090)	92,144	(2,019,534)	5,049,377	(2,327,782)	50,052
Net Increase (Decrease) in Net Assets
Resulting from Operations	(5,437)	122,034	(1,837,260)	5,474,273	(238,754)	3,072,302
INCREASE (DECREASE) IN NET ASSETS
FROM POLICY TRANSACTIONS
Payments received from policyholders	246,280	317,554	763,725	1,830,316	886,583	1,284,619
Transfers between variable and fixed accounts, net	1,085,689	1,141,478	(217,766)	3,734,988	5,059,307	(6,748,784)
Policy maintenance charges	(151,911)	(146,725)	(674,952)	(1,219,585)	(462,402)	(969,662)
Policy benefits and terminations	(21,655)	-	(267,630)	(851,018)	(354,226)	(1,552,480)
Policy loans and loan repayments	(3,126)	-	68,785	(236,546)	(139,829)	(75,821)
Other	(356)	(277)	6,500	11,720	4,779	10,689
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	1,154,921	1,312,030	(321,338)	3,269,875	4,994,212	(8,051,439)
NET INCREASE (DECREASE) IN NET ASSETS	1,149,484	1,434,064	(2,158,598)	8,744,148	4,755,458	(4,979,137)
NET ASSETS
Beginning of Year or Period	1,725,808	291,744	31,874,360	23,130,212	25,411,956	30,391,093
End of Year or Period	$2,875,292	$1,725,808	$29,715,762	$31,874,360	$30,167,414	$25,411,956

(1) Unaudited.

See Notes to Financial Statements	SA-22

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2018 (1)	2017	2018 (1)	2017	2018 (1)	2017
	American Funds IS Asset Allocation Class 4		American Funds IS Growth Class 4		American Funds IS Growth-Income Class 4
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income	$146,433	$633,986	$64,220	$305,895	$175,831	$1,024,735
Realized gain (loss) on investments	2,544,041	2,347,801	8,575,485	7,098,680	6,464,977	5,090,662
Change in net unrealized appreciation
(depreciation) on investments	(2,223,198)	3,524,593	(1,327,787)	9,564,435	(1,306,035)	9,388,064
Net Increase (Decrease) in Net Assets
Resulting from Operations	467,276	6,506,380	7,311,918	16,969,010	5,334,773	15,503,461
INCREASE (DECREASE) IN NET ASSETS
FROM POLICY TRANSACTIONS
Payments received from policyholders	2,112,588	4,949,117	2,278,190	3,912,893	2,683,714	4,274,256
Transfers between variable and fixed accounts, net	2,566,199	3,814,080	(569,159)	(732,678)	(753,207)	1,510,120
Policy maintenance charges	(1,475,581)	(2,712,613)	(1,590,556)	(3,073,294)	(1,978,371)	(3,934,134)
Policy benefits and terminations	(1,672,132)	(1,927,857)	(1,898,047)	(2,990,055)	(1,571,640)	(3,089,872)
Policy loans and loan repayments	(48,606)	38,330	(171,118)	(159,301)	(310,714)	(266,585)
Other	(7,163)	14,161	17,243	29,064	27,768	24,134
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	1,475,305	4,175,218	(1,933,447)	(3,013,371)	(1,902,450)	(1,482,081)
NET INCREASE (DECREASE) IN NET ASSETS	1,942,581	10,681,598	5,378,471	13,955,639	3,432,323	14,021,380
NET ASSETS
Beginning of Year or Period	50,666,058	39,984,460	76,229,437	62,273,798	85,054,785	71,033,405
End of Year or Period	$52,608,639	$50,666,058	$81,607,908	$76,229,437	$88,487,108	$85,054,785
	BlackRock Basic Value V.I. Class III		BlackRock Global Allocation V.I. Class III		BlackRock iShares Alternative Strategies V.I. Class I
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income	$-	$245,882	$-	$770,214	$-	$45,375
Realized gain (loss) on investments	101,609	(1,062,198)	235,549	602,800	4,868	24,252
Change in net unrealized appreciation
(depreciation) on investments	(81,334)	2,389,687	(1,264,683)	6,337,194	(526)	108,376
Net Increase (Decrease) in Net Assets
Resulting from Operations	20,275	1,573,371	(1,029,134)	7,710,208	4,342	178,003
INCREASE (DECREASE) IN NET ASSETS
FROM POLICY TRANSACTIONS
Payments received from policyholders	417,100	1,103,496	2,039,344	4,944,817	77,113	196,522
Transfers between variable and fixed accounts, net	(1,353,740)	(10,440,420)	2,251,431	(333,736)	164,120	268,650
Policy maintenance charges	(382,524)	(1,012,148)	(1,677,640)	(3,373,499)	(52,395)	(107,347)
Policy benefits and terminations	(223,361)	(792,389)	(1,654,698)	(3,618,534)	(14,015)	(74,525)
Policy loans and loan repayments	(28,884)	(100,008)	302,934	(443,102)	6,776	(36,662)
Other	9,518	9,498	17,605	39,367	700	1,195
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	(1,561,891)	(11,231,971)	1,278,976	(2,784,687)	182,299	247,833
NET INCREASE (DECREASE) IN NET ASSETS	(1,541,616)	(9,658,600)	249,842	4,925,521	186,641	425,836
NET ASSETS
Beginning of Year or Period	20,688,609	30,347,209	61,831,771	56,906,250	1,699,130	1,273,294
End of Year or Period	$19,146,993	$20,688,609	$62,081,613	$61,831,771	$1,885,771	$1,699,130

(1) Unaudited.

See Notes to Financial Statements	SA-23

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2018 (1)	2017	2018 (1)	2017	2018 (1)	2017
	BlackRock iShares Dynamic Allocation V.I. Class I		Dreyfus VIF Appreciation Service Shares		Fidelity VIP Contrafund Service Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income	$-	$12,824	$3,278	$4,304	$79,022	$432,348
Realized gain (loss) on investments	27,023	6,815	73,138	35,469	6,639,659	5,631,665
Change in net unrealized appreciation
(depreciation) on investments	(33,931)	56,488	(71,345)	68,046	(4,917,893)	4,802,233
Net Increase (Decrease) in Net Assets
Resulting from Operations	(6,908)	76,127	5,071	107,819	1,800,788	10,866,246
INCREASE (DECREASE) IN NET ASSETS
FROM POLICY TRANSACTIONS
Payments received from policyholders	67,192	59,158	23,738	36,146	1,366,804	3,065,995
Transfers between variable and fixed accounts, net	145,336	376,617	92,407	(229,351)	(1,269,475)	(245,042)
Policy maintenance charges	(31,592)	(50,471)	(15,695)	(24,308)	(1,157,037)	(2,433,236)
Policy benefits and terminations	(101,601)	-	(4,792)	(425)	(1,622,714)	(3,552,468)
Policy loans and loan repayments	36	101	2,413	(9,895)	(187,864)	(379,455)
Other	1,139	133	131	164	13,468	23,625
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	80,510	385,538	98,202	(227,669)	(2,856,818)	(3,520,581)
NET INCREASE (DECREASE) IN NET ASSETS	73,602	461,665	103,273	(119,850)	(1,056,030)	7,345,665
NET ASSETS
Beginning of Year or Period	699,104	237,439	473,114	592,964	59,085,350	51,739,685
End of Year or Period	$772,706	$699,104	$576,387	$473,114	$58,029,320	$59,085,350
	Fidelity VIP Freedom 2010 Portfolio Service Class 2		Fidelity VIP Freedom 2015 Portfolio Service Class 2		Fidelity VIP Freedom 2020 Portfolio Service Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income	$315	$18,296	$689	$42,233	$627	$98,206
Realized gain (loss) on investments	45,283	34,780	171,074	208,416	321,502	524,021
Change in net unrealized appreciation
(depreciation) on investments	(53,433)	106,208	(187,434)	219,001	(357,535)	576,657
Net Increase (Decrease) in Net Assets
Resulting from Operations	(7,835)	159,284	(15,671)	469,650	(35,406)	1,198,884
INCREASE (DECREASE) IN NET ASSETS
FROM POLICY TRANSACTIONS
Payments received from policyholders	16,638	34,371	43,047	138,346	194,190	431,987
Transfers between variable and fixed accounts, net	43,958	512,629	(936,396)	804,737	629,581	(380,675)
Policy maintenance charges	(20,291)	(47,371)	(71,138)	(153,611)	(200,605)	(450,743)
Policy benefits and terminations	(110,672)	(34,452)	(72,604)	(234,636)	(135,984)	(487,523)
Policy loans and loan repayments	(5,743)	3,326	(10,000)	8	(12,636)	(8,196)
Other	263	493	1,010	2,149	4,906	7,348
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	(75,847)	468,996	(1,046,081)	556,993	479,452	(887,802)
NET INCREASE (DECREASE) IN NET ASSETS	(83,682)	628,280	(1,061,752)	1,026,643	444,046	311,082
NET ASSETS
Beginning of Year or Period	1,446,306	818,026	3,422,055	2,395,412	8,251,807	7,940,725
End of Year or Period	$1,362,624	$1,446,306	$2,360,303	$3,422,055	$8,695,853	$8,251,807

(1) Unaudited.

See Notes to Financial Statements	SA-24

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2018 (1)	2017	2018 (1)	2017	2018 (1)	2017
	Fidelity VIP Freedom 2025		Fidelity VIP Freedom 2030		Fidelity VIP Freedom 2035
	Portfolio Service Class 2		Portfolio Service Class 2		Portfolio Service Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income	$1,274	$118,358	$1,682	$124,547	$-	$68,259
Realized gain (loss) on investments	317,391	651,667	408,656	1,046,144	162,660	244,251
Change in net unrealized appreciation (depreciation) on investments	(323,704)	856,368	(475,567)	883,216	(172,396)	817,693
Net Increase (Decrease) in Net Assets
Resulting from Operations	(5,039)	1,626,393	(65,229)	2,053,907	(9,736)	1,130,203
INCREASE (DECREASE) IN NET ASSETS
FROM POLICY TRANSACTIONS
Payments received from policyholders	295,331	873,109	373,190	829,041	602,335	1,204,447
Transfers between variable and fixed accounts, net	(761,289)	(955,337)	1,324,720	(227,554)	232,650	1,181,390
Policy maintenance charges	(246,029)	(493,178)	(297,147)	(554,822)	(250,209)	(423,611)
Policy benefits and terminations	(133,301)	(270,250)	(425,568)	(660,963)	(72,050)	(310,246)
Policy loans and loan repayments	61,955	(31,811)	3,077	(43,086)	4,951	71,934
Other	3,706	5,034	6,989	7,189	405	(3,828)
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	(779,627)	(872,433)	985,261	(650,195)	518,082	1,720,086
NET INCREASE (DECREASE) IN NET ASSETS	(784,666)	753,960	920,032	1,403,712	508,346	2,850,289
NET ASSETS
Beginning of Year or Period	10,026,036	9,272,076	11,481,094	10,077,382	7,261,287	4,410,998
End of Year or Period	$9,241,370	$10,026,036	$12,401,126	$11,481,094	$7,769,633	$7,261,287
	Fidelity VIP Freedom 2045		Fidelity VIP Freedom Income		Fidelity VIP Government
	Portfolio Service Class 2		Portfolio Service Class 2		Money Market Service Class
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income	$-	$57,512	$242	$18,273	$956,502	$858,222
Realized gain (loss) on investments	138,749	180,474	16,162	28,185	-	-
Change in net unrealized appreciation (depreciation) on investments	(141,525)	671,617	(25,635)	70,451	-	-
Net Increase (Decrease) in Net Assets
Resulting from Operations	(2,776)	909,603	(9,231)	116,909	956,502	858,222
INCREASE (DECREASE) IN NET ASSETS
FROM POLICY TRANSACTIONS
Payments received from policyholders	473,441	1,164,845	45,342	48,342	43,808,367	116,019,709
Transfers between variable and fixed accounts, net	474,940	1,273,572	(3,457)	(204,346)	(19,715,466)	(90,762,748)
Policy maintenance charges	(298,194)	(478,775)	(30,887)	(67,714)	(9,318,176)	(17,738,217)
Policy benefits and terminations	(309,804)	(65,982)	(2,962)	(57,138)	(14,202,683)	(16,086,147)
Policy loans and loan repayments	(15,944)	(63,459)	294	674	(817,756)	(8,092,626)
Other	545	(88)	284	942	170,264	227,506
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	324,984	1,830,113	8,614	(279,240)	(75,450)	(16,432,523)
NET INCREASE (DECREASE) IN NET ASSETS	322,208	2,739,716	(617)	(162,331)	881,052	(15,574,301)
NET ASSETS
Beginning of Year or Period	6,367,437	3,627,721	1,416,308	1,578,639	143,551,113	159,125,414
End of Year or Period	$6,689,645	$6,367,437	$1,415,691	$1,416,308	$144,432,165	$143,551,113

(1) Unaudited.

See Notes to Financial Statements	SA-25

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2018 (1)	2017	2018 (1)	2017	2018 (1)	2017
	Fidelity VIP		Fidelity VIP		Fidelity VIP Value
	Growth Service Class 2		Mid Cap Service Class 2		Strategies Service Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income	$4,708	$6,301	$48,545	$183,589	$17,901	$78,503
Realized gain (loss) on investments	1,794,444	801,531	4,563,953	2,258,495	78,537	1,557,373
Change in net unrealized appreciation (depreciation) on investments	(822,213)	1,725,358	(3,451,096)	4,562,239	(172,837)	(543,409)
Net Increase (Decrease) in Net Assets
Resulting from Operations	976,939	2,533,190	1,161,402	7,004,323	(76,399)	1,092,467
INCREASE (DECREASE) IN NET ASSETS
FROM POLICY TRANSACTIONS
Payments received from policyholders	240,967	524,946	796,093	1,846,324	114,756	485,048
Transfers between variable and fixed accounts, net	(2,063,680)	2,682,154	(7,706,576)	(279,165)	(1,122,741)	(125,563)
Policy maintenance charges	(202,977)	(369,164)	(670,688)	(1,295,505)	(127,584)	(284,556)
Policy benefits and terminations	(88,945)	(395,727)	(868,942)	(1,876,614)	(131,978)	(178,188)
Policy loans and loan repayments	(68,855)	(252,314)	(49,695)	(109,787)	(12,270)	(60,554)
Other	2,368	3,217	24,519	25,804	1,810	4,096
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	(2,181,122)	2,193,112	(8,475,289)	(1,688,943)	(1,278,007)	(159,717)
NET INCREASE (DECREASE) IN NET ASSETS	(1,204,183)	4,726,302	(7,313,887)	5,315,380	(1,354,406)	932,750
NET ASSETS
Beginning of Year or Period	11,484,643	6,758,341	40,168,338	34,852,958	6,764,522	5,831,772
End of Year or Period	$10,280,460	$11,484,643	$32,854,451	$40,168,338	$5,410,116	$6,764,522
	Templeton		Templeton		Janus Henderson
	Foreign VIP Class 2		Global Bond VIP Class 2		Enterprise Service Shares
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income	$621,298	$594,580	$-	$-	$22,787	$24,323
Realized gain (loss) on investments	(335,101)	(452,238)	(204,213)	(415,481)	1,270,043	1,298,941
Change in net unrealized appreciation (depreciation) on investments	(1,259,498)	3,264,275	(229,354)	1,001,028	146,406	2,594,399
Net Increase (Decrease) in Net Assets
Resulting from Operations	(973,301)	3,406,617	(433,567)	585,547	1,439,236	3,917,663
INCREASE (DECREASE) IN NET ASSETS
FROM POLICY TRANSACTIONS
Payments received from policyholders	457,205	1,269,200	892,236	2,070,400	568,699	817,838
Transfers between variable and fixed accounts, net	(600,482)	3,557,687	9,207,146	2,356,419	3,016,850	2,264,659
Policy maintenance charges	(585,720)	(1,163,511)	(663,648)	(1,419,943)	(333,322)	(598,194)
Policy benefits and terminations	(766,577)	(476,426)	(489,097)	(1,260,655)	(196,452)	(1,097,716)
Policy loans and loan repayments	(19,899)	353	(16,783)	(191,474)	(210,077)	(49,021)
Other	6,742	8,258	25,243	31,934	5,209	7,050
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	(1,508,731)	3,195,561	8,955,097	1,586,681	2,850,907	1,344,616
NET INCREASE (DECREASE) IN NET ASSETS	(2,482,032)	6,602,178	8,521,530	2,172,228	4,290,143	5,262,279
NET ASSETS
Beginning of Year or Period	25,854,408	19,252,230	32,396,884	30,224,656	18,756,505	13,494,226
End of Year or Period	$23,372,376	$25,854,408	$40,918,414	$32,396,884	$23,046,648	$18,756,505

(1) Unaudited.

See Notes to Financial Statements	SA-26

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2018 (1)	2017	2018 (1)	2017	2018 (1)	2017
	Janus Henderson Overseas Service Shares		Lazard Retirement Global Dynamic Multi-Asset Service Class		Lazard Retirement International Equity Service Class (2)
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income	$184,426	$268,412	$-	$-	$-
Realized gain (loss) on investments	(788,570)	(485,030)	22,501	79,376	-
Change in net unrealized appreciation
(depreciation) on investments	410,540	4,368,730	(31,508)	145,789	(421)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(193,604)	4,152,112	(9,007)	225,165	(421)
INCREASE (DECREASE) IN NET ASSETS
FROM POLICY TRANSACTIONS
Payments received from policyholders	514,995	1,015,231	79,894	119,748	366
Transfers between variable and fixed accounts, net	(12,962,435)	13,201,731	88,975	63,455	14,275
Policy maintenance charges	(390,834)	(685,177)	(46,911)	(74,180)	(91)
Policy benefits and terminations	(356,556)	(329,915)	(107,018)	(41,179)	-
Policy loans and loan repayments	(12,040)	782	(4,200)	22,502	-
Other	8,013	10,379	1,131	887	-
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	(13,198,857)	13,213,031	11,871	91,233	14,550
NET INCREASE (DECREASE) IN NET ASSETS	(13,392,461)	17,365,143	2,864	316,398	14,129
NET ASSETS
Beginning of Year or Period	29,579,536	12,214,393	1,366,503	1,050,105	-
End of Year or Period	$16,187,075	$29,579,536	$1,369,367	$1,366,503	$14,129
	Lazard Retirement U.S. Strategic Equity Service Class		ClearBridge Variable Aggressive Growth - Class II		ClearBridge Variable Mid Cap - Class II
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income	$-	$19,386	$4,758	$58,997	$-	$25,571
Realized gain (loss) on investments	17,231	19,676	122,058	1,377,042	272,561	843,760
Change in net unrealized appreciation
(depreciation) on investments	18,692	172,209	1,162,980	1,698,119	(320,810)	759,312
Net Increase (Decrease) in Net Assets
Resulting from Operations	35,923	211,271	1,289,796	3,134,158	(48,249)	1,628,643

INCREASE (DECREASE) IN NET ASSETS
FROM POLICY TRANSACTIONS
Payments received from policyholders	82,482	96,345	1,113,490	2,457,775	284,548	912,287
Transfers between variable and fixed accounts, net	(45,170)	(123,646)	(1,866,403)	(432,186)	(3,191,480)	(1,517,686)
Policy maintenance charges	(55,045)	(93,755)	(735,276)	(1,492,843)	(229,296)	(571,004)
Policy benefits and terminations	(104,988)	(71,181)	(182,310)	(373,356)	(158,165)	(453,717)
Policy loans and loan repayments	1,019	(19,354)	(80,571)	36,195	3,106	57,320
Other	(434)	606	7,264	8,117	2,582	4,467
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	(122,136)	(210,985)	(1,743,806)	203,702	(3,288,705)	(1,568,333)
NET INCREASE (DECREASE) IN NET ASSETS	(86,213)	286	(454,010)	3,337,860	(3,336,954)	60,310
NET ASSETS
Beginning of Year or Period	1,278,301	1,278,015	22,977,075	19,639,215	13,903,781	13,843,471
End of Year or Period	$1,192,088	$1,278,301	$22,523,065	$22,977,075	$10,566,827	$13,903,781

(1) Unaudited.

(2) Operations commenced or resumed during 2018 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-27

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2018 (1)	2017	2018 (1)	2017	2018 (1)	2017
	Western Asset Variable Global High Yield Bond - Class II		Lord Abbett Bond Debenture Class VC		Lord Abbett Developing Growth Class VC
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income	$278	$36,343	$-	$340,839	$-	$-
Realized gain (loss) on investments	(1,871)	16,042	37,067	212,010	93,733	(131,131)
Change in net unrealized appreciation
(depreciation) on investments	(9,130)	(7,012)	(144,473)	41,267	3,052,306	2,923,340
Net Increase (Decrease) in Net Assets
Resulting from Operations	(10,723)	45,373	(107,406)	594,116	3,146,039	2,792,209
INCREASE (DECREASE) IN NET ASSETS
FROM POLICY TRANSACTIONS
Payments received from policyholders	13,749	12,020	468,641	832,222	343,271	566,717
Transfers between variable and fixed accounts, net	(411,856)	451,610	(106,270)	4,639,171	2,747,387	813,277
Policy maintenance charges	(13,316)	(24,991)	(297,808)	(456,263)	(284,588)	(437,187)
Policy benefits and terminations	-	(24,261)	(59,814)	(607,117)	(222,176)	(344,476)
Policy loans and loan repayments	35	(256)	(4,847)	77,109	2,663	4,312
Other	110	166	1,074	2,442	719	(1,081)
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	(411,278)	414,288	976	4,487,564	2,587,276	601,562
NET INCREASE (DECREASE) IN NET ASSETS	(422,001)	459,661	(106,430)	5,081,680	5,733,315	3,393,771
NET ASSETS
Beginning of Year or Period	857,701	398,040	10,337,577	5,255,897	12,672,569	9,278,798
End of Year or Period	$435,700	$857,701	$10,231,147	$10,337,577	$18,405,884	$12,672,569
	Lord Abbett Fundamental Equity Class VC		Lord Abbett Total Return Class VC		I
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income	$-	$64,408	$-	$1,086,206	$-	$1,179,313
Realized gain (loss) on investments	(38,625)	396,241	(60,919)	(112,106)	1,598,337	631,556
Change in net unrealized appreciation
(depreciation) on investments	(149,969)	267,409	(795,718)	645,583	(2,757,211)	13,132,846
Net Increase (Decrease) in Net Assets
Resulting from Operations	(188,594)	728,058	(856,637)	1,619,683	(1,158,874)	14,943,715
INCREASE (DECREASE) IN NET ASSETS
FROM POLICY TRANSACTIONS
Payments received from policyholders	116,166	373,934	2,618,012	5,342,133	982,770	2,832,517
Transfers between variable and fixed accounts, net	(209,381)	(252,126)	2,432,356	2,435,598	(9,472,859)	(1,623,493)
Policy maintenance charges	(162,166)	(333,973)	(1,549,089)	(3,038,381)	(976,502)	(2,044,150)
Policy benefits and terminations	(10,652)	(171,312)	(492,478)	(1,534,289)	(545,188)	(2,029,756)
Policy loans and loan repayments	(9,832)	(22,332)	(38,093)	(70,489)	(130,721)	155,223
Other	1,312	1,950	15,388	21,212	37,792	39,135
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	(274,553)	(403,859)	2,986,096	3,155,784	(10,104,708)	(2,670,524)
NET INCREASE (DECREASE) IN NET ASSETS	(463,147)	324,199	2,129,459	4,775,467	(11,263,582)	12,273,191
NET ASSETS
Beginning of Year or Period	6,341,334	6,017,135	45,593,441	40,817,974	76,045,912	63,772,721
End of Year or Period	$5,878,187	$6,341,334	$47,722,900	$45,593,441	$64,782,330	$76,045,912

(1) Unaudited.

See Notes to Financial Statements	SA-28

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2018 (1)	2017	2018 (1)	2017	2018 (1)	2017
	II		III		V
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income	$-	$-	$-	$-	$13,257	$425,439
Realized gain (loss) on investments	4,348,490	3,477,412	2,502,616	9,556,029	358,284	2,377,008
Change in net unrealized appreciation (depreciation) on investments	(1,277,612)	10,939,269	(1,509,580)	1,027,695	(820,813)	1,201,252
Net Increase (Decrease) in Net Assets
Resulting from Operations	3,070,878	14,416,681	993,036	10,583,724	(449,272)	4,003,699
INCREASE (DECREASE) IN NET ASSETS
FROM POLICY TRANSACTIONS
Payments received from policyholders	879,662	1,843,018	983,424	2,293,200	628,375	1,323,131
Transfers between variable and fixed accounts, net	(1,345,710)	(1,302,299)	103,236	(3,084,584)	(1,233,450)	(1,458,883)
Policy maintenance charges	(820,745)	(1,611,510)	(989,924)	(1,937,413)	(498,899)	(1,039,516)
Policy benefits and terminations	(676,037)	(1,422,400)	(559,824)	(1,872,899)	(341,103)	(862,317)
Policy loans and loan repayments	(211,033)	24,944	(244,877)	250,007	(42,167)	81,877
Other	13,744	14,640	18,590	28,389	7,482	12,475
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	(2,160,119)	(2,453,607)	(689,375)	(4,323,300)	(1,479,762)	(1,943,233)
NET INCREASE (DECREASE) IN NET ASSETS	910,759	11,963,074	303,661	6,260,424	(1,929,034)	2,060,466
NET ASSETS
Beginning of Year or Period	50,175,826	38,212,752	64,501,201	58,240,777	30,370,493	28,310,027
End of Year or Period	$51,086,585	$50,175,826	$64,804,862	$64,501,201	$28,441,459	$30,370,493
	MFS New Discovery Series -		MFS Utilities Series -		MFS Value Series -
	Service Class		Service Class		Service Class
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income	$-	$-	$-	$493,175	$-	$231,012
Realized gain (loss) on investments	493,469	772,590	(163,020)	(469,115)	140,242	745,725
Change in net unrealized appreciation (depreciation) on investments	3,258,205	3,465,719	424,717	1,555,499	(830,092)	1,104,278
Net Increase (Decrease) in Net Assets
Resulting from Operations	3,751,674	4,238,309	261,697	1,579,559	(689,850)	2,081,015
INCREASE (DECREASE) IN NET ASSETS
FROM POLICY TRANSACTIONS
Payments received from policyholders	810,681	1,334,311	332,558	807,819	661,430	1,117,940
Transfers between variable and fixed accounts, net	2,414,474	9,694,063	(227,062)	(648,603)	907,647	4,878,703
Policy maintenance charges	(626,250)	(905,880)	(253,380)	(540,885)	(406,713)	(573,917)
Policy benefits and terminations	(164,115)	(1,025,801)	(190,927)	(554,943)	(714,374)	(749,898)
Policy loans and loan repayments	(51,296)	(229,990)	(29,999)	(131,231)	(37,743)	(14,567)
Other	6,603	5,006	6,246	7,752	(5,571)	6,278
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	2,390,097	8,871,709	(362,564)	(1,060,091)	404,676	4,664,539
NET INCREASE (DECREASE) IN NET ASSETS	6,141,771	13,110,018	(100,867)	519,468	(285,174)	6,745,554
NET ASSETS
Beginning of Year or Period	26,556,475	13,446,457	11,659,870	11,140,402	17,373,432	10,627,878
End of Year or Period	$32,698,246	$26,556,475	$11,559,003	$11,659,870	$17,088,258	$17,373,432

(1) Unaudited.

See Notes to Financial Statements	SA-29

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2018 (1)	2017	2018 (1)	2017	2018 (1)	2017
	Neuberger Berman Sustainable		Oppenheimer Global Fund/VA		Oppenheimer Main Street Small Cap Fund/VA Non-Service
	Equity Class I		Service Shares		Shares (2)
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income	$-	$2,029	$79,979	$57,328	$122
Realized gain (loss) on investments	10,842	18,769	975,342	(96,717)	5,008
Change in net unrealized appreciation (depreciation) on investments	9,356	42,821	(894,751)	2,407,224	(5,823)
Net Increase (Decrease) in Net Assets
Resulting from Operations	20,198	63,619	160,570	2,367,835	(693)
INCREASE (DECREASE) IN NET ASSETS
FROM POLICY TRANSACTIONS
Payments received from policyholders	17,539	26,900	371,470	666,335	30
Transfers between variable and fixed accounts, net	(16,023)	65,753	552,752	1,341,114	59,193
Policy maintenance charges	(14,563)	(21,481)	(232,294)	(350,603)	(174)
Policy benefits and terminations	(648)	(777)	(84,833)	(282,247)	-
Policy loans and loan repayments	(560)	3,503	(58,829)	3,676	-
Other	40	194	2,148	4,953	197
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	(14,215)	74,092	550,414	1,383,228	59,246
NET INCREASE (DECREASE) IN NET ASSETS	5,983	137,711	710,984	3,751,063	58,553
NET ASSETS
Beginning of Year or Period	452,469	314,758	10,137,154	6,386,091	-
End of Year or Period	$458,452	$452,469	$10,848,138	$10,137,154	$58,553
	PIMCO Global Multi-Asset		PIMCO Income -		Royce Micro-Cap
	Managed Allocation - Advisor Class		Administrative Class (2)		Service Class
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income	$63,788	$136,534	$36		$-	$11,044
Realized gain (loss) on investments	591	(22,523)	-		(15,538)	139,893
Change in net unrealized appreciation (depreciation) on investments	(98,603)	701,749	10		231,010	(60,709)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(34,224)	815,760	46		215,472	90,228
INCREASE (DECREASE) IN NET ASSETS
FROM POLICY TRANSACTIONS
Payments received from policyholders	163,288	521,145	-		109,744	180,191
Transfers between variable and fixed accounts, net	(610,733)	344,761	21,768		172,288	(174,655)
Policy maintenance charges	(180,264)	(369,233)	(23)		(61,681)	(119,665)
Policy benefits and terminations	(37,985)	(125,772)	-		(9,564)	(25,812)
Policy loans and loan repayments	(13,602)	(22,306)	-		(14,645)	(27,121)
Other	1,818	2,038	(1)		394	987
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	(677,478)	350,633	21,744		196,536	(166,075)
NET INCREASE (DECREASE) IN NET ASSETS	(711,702)	1,166,393	21,790		412,008	(75,847)
NET ASSETS
Beginning of Year or Period	6,933,088	5,766,695	-		2,081,751	2,157,598
End of Year or Period	$6,221,386	$6,933,088	$21,790		$2,493,759	$2,081,751

(1) Unaudited.

(2) Operations commenced or resumed during 2018 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements	SA-30

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2018 (1)	2017	2018 (1)	2017	2018 (1)	2017
	State Street		T. Rowe Price		T. Rowe Price
	Total Return V.I.S. Class 3		Blue Chip Growth - II		Equity Income - II
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income	$-	$27,300	$-	$-	$494,224	$983,137
Realized gain (loss) on investments	9,548	38,091	1,783,591	4,221,739	637,588	7,980,479
Change in net unrealized appreciation (depreciation) on investments	(23,251)	140,837	10,369,993	22,862,432	(1,662,194)	513,522
Net Increase (Decrease) in Net Assets
Resulting from Operations	(13,703)	206,228	12,153,584	27,084,171	(530,382)	9,477,138
INCREASE (DECREASE) IN NET ASSETS
FROM POLICY TRANSACTIONS
Payments received from policyholders	44,084	134,626	3,014,427	5,830,981	2,125,398	4,399,849
Transfers between variable and fixed accounts, net	(308)	(75,156)	5,321,658	3,792,911	(81,581)	(1,090,330)
Policy maintenance charges	(51,298)	(112,240)	(2,294,082)	(3,989,798)	(1,405,563)	(2,777,846)
Policy benefits and terminations	(149,768)	(19,477)	(1,220,498)	(2,814,336)	(692,960)	(1,616,930)
Policy loans and loan repayments	(1,103)	(8,522)	(262,249)	(51,430)	(154,655)	(344,025)
Other	1,107	552	31,514	20,797	26,780	21,238
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	(157,286)	(80,217)	4,590,770	2,789,125	(182,581)	(1,408,044)
NET INCREASE (DECREASE) IN NET ASSETS	(170,989)	126,011	16,744,354	29,873,296	(712,963)	8,069,094
NET ASSETS
Beginning of Year or Period	1,613,967	1,487,956	104,857,855	74,984,559	68,562,373	60,493,279
End of Year or Period	$1,442,978	$1,613,967	$121,602,209	$104,857,855	$67,849,410	$68,562,373
	VanEck VIP
	Global Hard Assets Initial Class
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income	$-	$-
Realized gain (loss) on investments	(1,620,358)	(2,392,828)
Change in net unrealized appreciation (depreciation) on investments	1,229,271	1,387,277
Net Increase (Decrease) in Net Assets
Resulting from Operations	(391,087)	(1,005,551)
INCREASE (DECREASE) IN NET ASSETS
FROM POLICY TRANSACTIONS
Payments received from policyholders	778,628	1,956,853
Transfers between variable and fixed accounts, net	(2,658,134)	(1,584,688)
Policy maintenance charges	(641,676)	(1,474,710)
Policy benefits and terminations	(778,075)	(1,771,632)
Policy loans and loan repayments	(39,160)	(231,445)
Other	10,835	16,554
Net Increase (Decrease) in Net Assets
Derived from Policy Transactions	(3,327,582)	(3,089,068)
NET INCREASE (DECREASE) IN NET ASSETS	(3,718,669)	(4,094,619)
NET ASSETS
Beginning of Year or Period	33,362,689	37,457,308
End of Year or Period	$29,644,020	$33,362,689

(1) Unaudited.

See Notes to Financial Statements	SA-31

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values (“AUV”), units outstanding, net assets, investment income ratios, expense ratios, and total returns for each year or period are presented in the table below.

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
Core Income
01/01/2018 - 06/30/2018 (Unaudited)	$10.52	153,534	$1,615,766	0.00%	0.00%	(1.99%)
2017	10.74	145,779	1,565,280	0.00%	0.00%	5.00%
2016	10.23	94,173	962,966	0.00%	0.00%	5.24%
05/05/2015 - 12/31/2015	9.72	34,481	335,041	0.00%	0.00%	(2.68%)
Diversified Bond
01/01/2018 - 06/30/2018 (Unaudited)	$16.40	4,899,742	$80,338,583	0.00%	0.00%	(2.40%)
2017	16.80	4,041,066	67,890,781	0.00%	0.00%	6.88%
2016	15.72	3,809,611	59,882,580	0.00%	0.00%	5.04%
2015	14.96	3,982,935	59,602,017	0.00%	0.00%	1.05%
2014	14.81	2,880,608	42,657,892	0.00%	0.00%	7.69%
2013	13.75	1,384,959	19,043,959	0.00%	0.00%	(1.15%)
Floating Rate Income
01/01/2018 - 06/30/2018 (Unaudited)	$11.85	645,391	$7,647,744	0.00%	0.00%	1.77%
2017	11.64	327,340	3,811,432	0.00%	0.00%	3.76%
2016	11.22	436,109	4,893,812	0.00%	0.00%	8.38%
2015	10.35	291,820	3,021,433	0.00%	0.00%	0.86%
2014	10.27	236,154	2,424,132	0.00%	0.00%	0.41%
05/01/2013 - 12/31/2013	10.22	108,683	1,111,095	0.00%	0.00%	2.23%
Floating Rate Loan
01/01/2018 - 06/30/2018 (Unaudited)	$12.43	1,896,001	$23,570,874	0.00%	0.00%	1.97%
2017	12.19	1,421,081	17,324,778	0.00%	0.00%	3.93%
2016	11.73	1,371,318	16,086,437	0.00%	0.00%	9.65%
2015	10.70	1,221,751	13,070,964	0.00%	0.00%	(1.01%)
2014	10.81	1,393,249	15,058,356	0.00%	0.00%	0.84%
2013	10.72	1,963,634	21,046,798	0.00%	0.00%	4.53%
High Yield Bond
01/01/2018 - 06/30/2018 (Unaudited)	$75.49	1,063,069	$80,246,687	0.00%	0.00%	(0.28%)
2017	75.70	1,170,958	88,641,781	0.00%	0.00%	7.75%
2016	70.26	1,228,601	86,316,214	0.00%	0.00%	15.37%
2015	60.90	1,229,387	74,867,908	0.00%	0.00%	(4.64%)
2014	63.86	1,388,604	88,676,845	0.00%	0.00%	0.37%
2013	63.62	1,458,347	92,784,347	0.00%	0.00%	7.25%
Inflation Managed
01/01/2018 - 06/30/2018 (Unaudited)	$60.77	1,195,017	$72,616,026	0.00%	0.00%	(0.24%)
2017	60.91	1,282,494	78,120,827	0.00%	0.00%	3.68%
2016	58.75	1,359,183	79,852,294	0.00%	0.00%	5.12%
2015	55.89	1,549,397	86,594,475	0.00%	0.00%	(3.06%)
2014	57.65	1,664,599	95,968,434	0.00%	0.00%	3.11%
2013	55.91	1,863,131	104,173,757	0.00%	0.00%	(8.92%)
Inflation Strategy
01/01/2018 - 06/30/2018 (Unaudited)	$10.74	173,450	$1,862,583	0.00%	0.00%	(0.05%)
2017	10.74	175,180	1,882,121	0.00%	0.00%	3.15%
2016	10.42	179,375	1,868,431	0.00%	0.00%	1.86%
2015	10.23	172,565	1,764,671	0.00%	0.00%	(3.21%)
2014	10.57	128,533	1,357,952	0.00%	0.00%	2.33%
2013	10.32	135,740	1,401,445	0.00%	0.00%	(9.47%)
Managed Bond
01/01/2018 - 06/30/2018 (Unaudited)	$68.61	3,631,427	$249,157,063	0.00%	0.00%	(1.63%)
2017	69.75	3,780,655	263,703,471	0.00%	0.00%	4.72%
2016	66.61	3,769,236	251,060,504	0.00%	0.00%	2.87%
2015	64.75	3,983,159	257,900,063	0.00%	0.00%	0.56%
2014	64.39	4,337,906	279,297,740	0.00%	0.00%	4.43%
2013	61.65	5,362,756	330,627,785	0.00%	0.00%	(2.21%)
Short Duration Bond
01/01/2018 - 06/30/2018 (Unaudited)	$13.11	5,321,735	$69,753,226	0.00%	0.00%	0.06%
2017	13.10	5,442,202	71,288,686	0.00%	0.00%	1.26%
2016	12.94	5,102,810	66,014,329	0.00%	0.00%	1.69%
2015	12.72	5,175,943	65,848,006	0.00%	0.00%	0.31%
2014	12.68	5,302,346	67,244,702	0.00%	0.00%	0.67%
2013	12.60	4,795,771	60,416,251	0.00%	0.00%	0.40%

See Notes to Financial Statements	SA-32	See explanation of references on page SA-42

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
Emerging Markets Debt
01/01/2018 - 06/30/2018 (Unaudited)	$11.74	1,075,280	$12,622,749	0.00%	0.00%	(6.75%)
2017	12.59	569,579	7,170,039	0.00%	0.00%	13.09%
2016	11.13	405,209	4,510,324	0.00%	0.00%	17.02%
2015	9.51	331,740	3,155,483	0.00%	0.00%	(4.42%)
2014	9.95	370,370	3,685,923	0.00%	0.00%	(3.83%)
2013	10.35	300,584	3,110,444	0.00%	0.00%	(6.44%)
Comstock
01/01/2018 - 06/30/2018 (Unaudited)	$26.04	2,288,279	$59,577,253	0.00%	0.00%	(0.14%)
2017	26.07	2,386,466	62,218,676	0.00%	0.00%	17.76%
2016	22.14	2,437,685	53,967,659	0.00%	0.00%	17.50%
2015	18.84	2,641,820	49,777,023	0.00%	0.00%	(6.05%)
2014	20.05	2,726,701	54,683,932	0.00%	0.00%	9.16%
2013	18.37	2,579,254	47,386,679	0.00%	0.00%	35.58%
Developing Growth
01/01/2018 - 06/30/2018 (Unaudited)	$32.47	785,031	$25,491,368	0.00%	0.00%	23.59%
2017	26.27	830,450	21,819,053	0.00%	0.00%	30.21%
2016	20.18	925,932	18,682,832	0.00%	0.00%	(2.46%)
2015	20.69	1,043,414	21,584,184	0.00%	0.00%	(8.35%)
2014	22.57	1,253,537	28,293,919	0.00%	0.00%	0.37%
2013	22.49	1,753,971	39,442,991	0.00%	0.00%	33.87%
Dividend Growth
01/01/2018 - 06/30/2018 (Unaudited)	$31.27	2,346,532	$73,377,240	0.00%	0.00%	1.40%
2017	30.84	2,445,375	75,409,686	0.00%	0.00%	19.07%
2016	25.90	2,681,618	69,451,084	0.00%	0.00%	11.46%
2015	23.24	2,576,943	59,877,324	0.00%	0.00%	2.09%
2014	22.76	2,488,413	56,635,395	0.00%	0.00%	12.10%
2013	20.30	2,609,334	52,975,184	0.00%	0.00%	30.11%
Equity Index
01/01/2018 - 06/30/2018 (Unaudited)	$128.06	5,541,197	$709,626,696	0.00%	0.00%	2.44%
2017	125.01	5,817,356	727,248,009	0.00%	0.00%	21.48%
2016	102.91	6,182,763	636,257,869	0.00%	0.00%	11.61%
2015	92.20	6,492,170	598,605,189	0.00%	0.00%	1.14%
2014	91.16	6,487,525	591,431,559	0.00%	0.00%	13.38%
2013	80.40	6,499,445	522,578,741	0.00%	0.00%	31.92%
Focused Growth
01/01/2018 - 06/30/2018 (Unaudited)	$36.86	977,160	$36,013,412	0.00%	0.00%	13.57%
2017	32.45	977,431	31,719,886	0.00%	0.00%	29.50%
2016	25.06	1,059,599	26,553,316	0.00%	0.00%	2.35%
2015	24.49	1,219,366	29,856,619	0.00%	0.00%	10.09%
2014	22.24	1,186,635	26,391,357	0.00%	0.00%	10.08%
2013	20.20	1,244,868	25,152,228	0.00%	0.00%	33.51%
Growth
01/01/2018 - 06/30/2018 (Unaudited)	$119.32	2,117,669	$252,688,846	0.00%	0.00%	12.17%
2017	106.38	2,154,781	229,223,019	0.00%	0.00%	31.64%
2016	80.81	2,234,417	180,560,991	0.00%	0.00%	2.21%
2015	79.06	2,413,775	190,832,118	0.00%	0.00%	7.46%
2014	73.57	2,625,680	193,169,752	0.00%	0.00%	8.88%
2013	67.57	2,928,479	197,881,472	0.00%	0.00%	34.21%
Large-Cap Growth
01/01/2018 - 06/30/2018 (Unaudited)	$20.99	3,077,068	$64,598,194	0.00%	0.00%	14.37%
2017	18.36	3,136,938	57,581,160	0.00%	0.00%	33.69%
2016	13.73	3,304,117	45,366,024	0.00%	0.00%	0.51%
2015	13.66	3,623,966	49,506,994	0.00%	0.00%	6.09%
2014	12.88	3,587,219	46,192,496	0.00%	0.00%	8.43%
2013	11.88	3,802,112	45,152,992	0.00%	0.00%	37.48%
Large-Cap Value
01/01/2018 - 06/30/2018 (Unaudited)	$33.42	3,453,895	$115,429,321	0.00%	0.00%	(1.98%)
2017	34.09	3,596,260	122,613,899	0.00%	0.00%	13.95%
2016	29.92	3,842,569	114,975,872	0.00%	0.00%	12.87%
2015	26.51	4,134,769	109,614,833	0.00%	0.00%	(2.99%)
2014	27.33	4,512,853	123,319,633	0.00%	0.00%	11.50%
2013	24.51	4,753,645	116,501,550	0.00%	0.00%	32.26%

See Notes to Financial Statements	SA-33	See explanation of references on page SA-42

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
Main Street Core
01/01/2018 - 06/30/2018 (Unaudited)	$117.91	1,797,243	$211,909,913	0.00%	0.00%	(0.02%)
2017	117.93	1,732,345	204,297,398	0.00%	0.00%	17.08%
2016	100.72	1,873,203	188,677,590	0.00%	0.00%	11.83%
2015	90.07	2,018,936	181,851,819	0.00%	0.00%	3.35%
2014	87.15	2,156,015	187,895,388	0.00%	0.00%	10.82%
2013	78.64	2,339,373	183,977,366	0.00%	0.00%	31.77%
Mid-Cap Equity
01/01/2018 - 06/30/2018 (Unaudited)	$57.11	2,202,675	$125,796,554	0.00%	0.00%	1.73%
2017	56.14	2,128,043	119,470,666	0.00%	0.00%	24.27%
2016	45.18	2,489,213	112,453,137	0.00%	0.00%	18.42%
2015	38.15	2,499,895	95,365,248	0.00%	0.00%	1.57%
2014	37.56	2,713,308	101,910,560	0.00%	0.00%	4.23%
2013	36.04	3,018,583	108,778,534	0.00%	0.00%	36.21%
Mid-Cap Growth
01/01/2018 - 06/30/2018 (Unaudited)	$23.46	2,961,451	$69,470,016	0.00%	0.00%	11.40%
2017	21.06	2,965,957	62,456,500	0.00%	0.00%	27.49%
2016	16.52	2,532,603	41,831,269	0.00%	0.00%	6.27%
2015	15.54	2,796,056	43,457,009	0.00%	0.00%	(5.73%)
2014	16.49	2,994,687	49,372,310	0.00%	0.00%	8.49%
2013	15.20	3,219,018	48,916,058	0.00%	0.00%	33.09%
Mid-Cap Value
01/01/2018 - 06/30/2018 (Unaudited)	$35.60	362,483	$12,904,779	0.00%	0.00%	(1.31%)
2017	36.07	366,995	13,239,114	0.00%	0.00%	15.46%
2016	31.24	353,984	11,059,546	0.00%	0.00%	15.29%
2015	27.10	352,002	9,539,356	0.00%	0.00%	(0.37%)
2014	27.20	468,370	12,740,459	0.00%	0.00%	6.49%
2013	25.54	498,596	12,735,555	0.00%	0.00%	33.89%
Small-Cap Equity
01/01/2018 - 06/30/2018 (Unaudited)	$35.17	724,136	$25,469,641	0.00%	0.00%	3.90%
2017	33.85	1,060,075	35,887,262	0.00%	0.00%	8.72%
2016	31.14	1,025,626	31,936,021	0.00%	0.00%	30.42%
2015	23.87	714,514	17,058,970	0.00%	0.00%	(7.88%)
2014	25.92	727,170	18,846,564	0.00%	0.00%	1.71%
2013	25.48	651,676	16,605,748	0.00%	0.00%	35.45%
Small-Cap Index
01/01/2018 - 06/30/2018 (Unaudited)	$44.66	5,745,947	$256,629,422	0.00%	0.00%	7.34%
2017	41.61	5,727,336	238,299,750	0.00%	0.00%	14.06%
2016	36.48	6,314,424	230,333,639	0.00%	0.00%	20.66%
2015	30.23	6,366,800	192,471,804	0.00%	0.00%	(4.93%)
2014	31.80	6,797,480	216,137,912	0.00%	0.00%	4.39%
2013	30.46	7,403,781	225,520,484	0.00%	0.00%	38.28%
Small-Cap Value
01/01/2018 - 06/30/2018 (Unaudited)	$56.27	1,322,147	$74,393,364	0.00%	0.00%	3.55%
2017	54.34	1,357,500	73,765,509	0.00%	0.00%	8.65%
2016	50.01	1,457,669	72,900,676	0.00%	0.00%	29.60%
2015	38.59	1,525,317	58,862,326	0.00%	0.00%	(4.34%)
2014	40.34	1,649,099	66,523,149	0.00%	0.00%	5.64%
2013	38.18	1,800,314	68,744,458	0.00%	0.00%	32.49%
Value Advantage
01/01/2018 - 06/30/2018 (Unaudited)	$16.74	169,829	$2,843,446	0.00%	0.00%	(1.06%)
2017	16.92	151,366	2,561,460	0.00%	0.00%	14.32%
2016	14.80	122,603	1,814,836	0.00%	0.00%	16.49%
2015	12.71	237,150	3,013,632	0.00%	0.00%	(4.69%)
2014	13.33	452,061	6,027,381	0.00%	0.00%	14.14%
05/06/2013 - 12/31/2013	11.68	9,931	116,006	0.00%	0.00%	15.34%
Emerging Markets
01/01/2018 - 06/30/2018 (Unaudited)	$50.53	3,127,844	$158,053,400	0.00%	0.00%	(1.08%)
2017	51.09	3,152,903	161,066,784	0.00%	0.00%	34.52%
2016	37.98	3,114,990	118,299,020	0.00%	0.00%	6.46%
2015	35.67	2,898,732	103,402,996	0.00%	0.00%	(14.04%)
2014	41.50	3,087,426	128,129,379	0.00%	0.00%	(4.99%)
2013	43.68	3,251,471	142,031,373	0.00%	0.00%	8.75%

See Notes to Financial Statements	SA-34	See explanation of references on page SA-42

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
International Large-Cap
01/01/2018 - 06/30/2018 (Unaudited)	$18.75	9,664,187	$181,206,754	0.00%	0.00%	(2.13%)
2017	19.16	9,627,555	184,441,166	0.00%	0.00%	27.51%
2016	15.02	10,092,996	151,642,419	0.00%	0.00%	(0.08%)
2015	15.04	9,068,039	136,347,095	0.00%	0.00%	(0.44%)
2014	15.10	9,048,553	136,650,780	0.00%	0.00%	(5.02%)
2013	15.90	9,938,692	158,030,997	0.00%	0.00%	18.42%
International Small-Cap
01/01/2018 - 06/30/2018 (Unaudited)	$16.72	2,624,645	$43,893,292	0.00%	0.00%	(4.01%)
2017	17.42	2,008,375	34,990,143	0.00%	0.00%	31.92%
2016	13.21	1,945,640	25,696,122	0.00%	0.00%	3.42%
2015	12.77	1,789,652	22,853,766	0.00%	0.00%	6.43%
2014	12.00	1,198,862	14,384,980	0.00%	0.00%	(2.42%)
2013	12.30	994,721	12,231,111	0.00%	0.00%	28.09%
International Value
01/01/2018 - 06/30/2018 (Unaudited)	$30.74	4,202,076	$129,188,448	0.00%	0.00%	(5.32%)
2017	32.47	4,286,343	139,187,583	0.00%	0.00%	21.57%
2016	26.71	4,406,131	117,689,663	0.00%	0.00%	2.98%
2015	25.94	4,867,175	126,247,511	0.00%	0.00%	(2.63%)
2014	26.64	4,880,181	130,010,515	0.00%	0.00%	(10.54%)
2013	29.78	5,000,840	148,927,917	0.00%	0.00%	21.68%
Health Sciences
01/01/2018 - 06/30/2018 (Unaudited)	$64.26	1,096,475	$70,459,336	0.00%	0.00%	6.55%
2017	60.31	1,110,267	66,961,088	0.00%	0.00%	23.97%
2016	48.65	1,178,226	57,321,326	0.00%	0.00%	(5.97%)
2015	51.74	1,342,279	69,450,189	0.00%	0.00%	9.59%
2014	47.21	1,358,410	64,134,607	0.00%	0.00%	24.53%
2013	37.91	1,320,901	50,078,051	0.00%	0.00%	56.49%
Real Estate
01/01/2018 - 06/30/2018 (Unaudited)	$68.17	1,206,833	$82,265,339	0.00%	0.00%	(2.09%)
2017	69.62	1,260,249	87,743,068	0.00%	0.00%	3.24%
2016	67.44	1,347,361	90,868,036	0.00%	0.00%	6.59%
2015	63.27	1,405,768	88,945,313	0.00%	0.00%	1.52%
2014	62.32	1,689,388	105,289,356	0.00%	0.00%	30.59%
2013	47.72	1,845,862	88,092,902	0.00%	0.00%	1.71%
Technology
01/01/2018 - 06/30/2018 (Unaudited)	$14.57	1,904,697	$27,742,873	0.00%	0.00%	16.82%
2017	12.47	1,831,834	22,840,201	0.00%	0.00%	38.78%
2016	8.98	1,617,797	14,534,614	0.00%	0.00%	(6.61%)
2015	9.62	1,789,241	17,212,727	0.00%	0.00%	(3.04%)
2014	9.92	1,633,147	16,204,220	0.00%	0.00%	9.85%
2013	9.03	1,688,983	15,255,248	0.00%	0.00%	22.50%
Currency Strategies
01/01/2018 - 06/30/2018 (Unaudited)	$11.41	86,079	$982,407	0.00%	0.00%	7.09%
2017	10.66	73,461	782,859	0.00%	0.00%	(3.59%)
2016	11.05	75,605	835,708	0.00%	0.00%	4.88%
2015	10.54	47,174	497,180	0.00%	0.00%	1.43%
2014	10.39	48,289	501,764	0.00%	0.00%	3.53%
05/07/2013 - 12/31/2013	10.04	11,086	111,267	0.00%	0.00%	(1.27%)
Diversified Alternatives
01/01/2018 - 06/30/2018 (Unaudited)	$10.98	16,147	$177,304	0.00%	0.00%	(1.74%)
2017	11.17	13,280	148,396	0.00%	0.00%	7.72%
08/11/2016 - 12/31/2016	10.37	2,618	27,157	0.00%	0.00%	0.14%
Equity Long/Short
01/01/2018 - 06/30/2018 (Unaudited)	$13.69	735,260	$10,066,910	0.00%	0.00%	(9.52%)
2017	15.13	794,888	12,028,929	0.00%	0.00%	17.18%
2016	12.91	446,854	5,770,657	0.00%	0.00%	11.28%
05/14/2015 - 12/31/2015	11.60	453,903	5,267,505	0.00%	0.00%	13.56%

See Notes to Financial Statements	SA-35	See explanation of references on page SA-42

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
Global Absolute Return
01/01/2018 - 06/30/2018 (Unaudited)	$11.21	342,948	$3,843,581	0.00%	0.00%	(3.92%)
2017	11.66	470,174	5,484,488	0.00%	0.00%	6.36%
2016	10.97	284,979	3,125,515	0.00%	0.00%	4.65%
2015	10.48	299,988	3,144,057	0.00%	0.00%	2.69%
2014	10.21	139,666	1,425,507	0.00%	0.00%	6.03%
05/16/2013 - 12/31/2013	9.63	102,063	982,475	0.00%	0.00%	(4.62%)
Pacific Dynamix - Conservative Growth
01/01/2018 - 06/30/2018 (Unaudited)	$18.90	492,227	$9,304,006	0.00%	0.00%	(0.64%)
2017	19.02	506,025	9,626,032	0.00%	0.00%	9.94%
2016	17.30	452,970	7,837,689	0.00%	0.00%	6.84%
2015	16.20	325,544	5,272,397	0.00%	0.00%	(1.10%)
2014	16.38	295,990	4,846,921	0.00%	0.00%	5.50%
2013	15.52	198,457	3,080,311	0.00%	0.00%	9.39%
Pacific Dynamix - Moderate Growth
01/01/2018 - 06/30/2018 (Unaudited)	$22.00	2,048,327	$45,070,041	0.00%	0.00%	(0.36%)
2017	22.08	1,948,157	43,018,698	0.00%	0.00%	13.79%
2016	19.41	1,639,383	31,814,172	0.00%	0.00%	8.45%
2015	17.89	1,355,447	24,254,637	0.00%	0.00%	(1.85%)
2014	18.23	1,197,960	21,840,822	0.00%	0.00%	5.53%
2013	17.28	805,602	13,917,208	0.00%	0.00%	14.95%
Pacific Dynamix - Growth
01/01/2018 - 06/30/2018 (Unaudited)	$25.46	2,536,419	$64,580,219	0.00%	0.00%	0.01%
2017	25.46	2,256,763	57,454,483	0.00%	0.00%	17.52%
2016	21.66	1,751,499	37,943,794	0.00%	0.00%	10.17%
2015	19.66	1,407,429	27,674,934	0.00%	0.00%	(2.45%)
2014	20.16	1,178,850	23,761,522	0.00%	0.00%	5.43%
2013	19.12	930,513	17,789,907	0.00%	0.00%	20.98%
Portfolio Optimization Conservative
01/01/2018 - 06/30/2018 (Unaudited)	$13.06	1,096,906	$14,326,277	0.00%	0.00%	(1.47%)
2017	13.26	1,133,653	15,027,544	0.00%	0.00%	7.37%
2016	12.35	1,490,915	18,406,124	0.00%	0.00%	5.83%
2015	11.67	1,409,870	16,446,863	0.00%	0.00%	(0.03%)
2014	11.67	1,641,675	19,157,254	0.00%	0.00%	3.39%
2013	11.29	2,306,800	26,035,729	0.00%	0.00%	3.04%
Portfolio Optimization Moderate-Conservative
01/01/2018 - 06/30/2018 (Unaudited)	$14.17	3,659,979	$51,844,245	0.00%	0.00%	(1.09%)
2017	14.32	3,757,613	53,816,270	0.00%	0.00%	10.79%
2016	12.93	3,690,176	47,703,278	0.00%	0.00%	6.78%
2015	12.11	3,984,749	48,238,560	0.00%	0.00%	(0.41%)
2014	12.16	4,020,807	48,874,236	0.00%	0.00%	4.03%
2013	11.68	4,324,913	50,533,896	0.00%	0.00%	8.16%
Portfolio Optimization Moderate
01/01/2018 - 06/30/2018 (Unaudited)	$15.15	15,903,730	$240,995,219	0.00%	0.00%	(0.75%)
2017	15.27	16,249,004	248,075,658	0.00%	0.00%	13.22%
2016	13.48	17,075,664	230,261,473	0.00%	0.00%	8.08%
2015	12.48	17,370,619	216,719,712	0.00%	0.00%	(0.36%)
2014	12.52	18,768,979	235,015,262	0.00%	0.00%	4.62%
2013	11.97	19,114,004	228,766,375	0.00%	0.00%	12.74%
Portfolio Optimization Growth
01/01/2018 - 06/30/2018 (Unaudited)	$16.17	20,585,354	$332,888,237	0.00%	0.00%	(0.41%)
2017	16.24	21,030,059	341,465,441	0.00%	0.00%	16.38%
2016	13.95	22,041,635	307,509,751	0.00%	0.00%	8.81%
2015	12.82	23,509,394	301,429,810	0.00%	0.00%	(0.33%)
2014	12.86	24,137,404	310,508,205	0.00%	0.00%	5.08%
2013	12.24	24,897,615	304,790,198	0.00%	0.00%	17.46%
Portfolio Optimization Aggressive-Growth
01/01/2018 - 06/30/2018 (Unaudited)	$16.67	9,375,164	$156,312,346	0.00%	0.00%	(0.08%)
2017	16.69	9,461,777	157,880,353	0.00%	0.00%	18.60%
2016	14.07	9,696,591	136,429,182	0.00%	0.00%	9.33%
2015	12.87	9,924,465	127,721,290	0.00%	0.00%	(0.91%)
2014	12.99	9,981,078	129,631,644	0.00%	0.00%	5.29%
2013	12.34	10,069,033	124,205,302	0.00%	0.00%	20.86%

See Notes to Financial Statements	SA-36	See explanation of references on page SA-42

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
PSF DFA Balanced Allocation
01/01/2018 - 06/30/2018 (Unaudited)	$11.88	241,994	$2,875,292	0.00%	0.00%	(0.22%)
2017	11.91	144,930	1,725,808	0.00%	0.00%	12.98%
06/22/2016 - 12/31/2016	10.54	27,680	291,744	0.00%	0.00%	4.99%
Invesco V.I. International Growth Series II
01/01/2018 - 06/30/2018 (Unaudited)	$13.91	2,136,876	$29,715,762	0.00%	0.00%	(5.85%)
2017	14.77	2,158,059	31,874,360	1.30%	0.00%	22.73%
2016	12.03	1,921,923	23,130,212	1.28%	0.00%	(0.70%)
2015	12.12	1,459,843	17,692,341	1.45%	0.00%	(2.62%)
2014	12.44	731,376	9,101,827	1.55%	0.00%	0.09%
2013	12.43	430,205	5,348,998	1.08%	0.00%	18.72%
American Century VP Mid Cap Value Class II
01/01/2018 - 06/30/2018 (Unaudited)	$21.42	1,408,300	$30,167,414	1.32%	0.00%	(0.80%)
2017	21.59	1,176,754	25,411,956	1.34%	0.00%	11.47%
2016	19.37	1,568,699	30,391,093	1.72%	0.00%	22.72%
2015	15.79	645,029	10,183,156	1.50%	0.00%	(1.58%)
2014	16.04	624,670	10,019,982	1.04%	0.00%	16.24%
2013	13.80	535,505	7,389,791	1.10%	0.00%	29.90%
American Funds IS Asset Allocation Class 4
01/01/2018 - 06/30/2018 (Unaudited)	$28.42	1,850,858	$52,608,639	0.58%	0.00%	0.86%
2017	28.18	1,797,931	50,666,058	1.42%	0.00%	15.91%
2016	24.31	1,644,596	39,984,460	1.57%	0.00%	9.16%
10/30/2015 - 12/31/2015	22.27	1,284,667	28,611,778	8.97%	0.00%	(1.53%)
American Funds IS Growth Class 4
01/01/2018 - 06/30/2018 (Unaudited)	$34.69	2,352,690	$81,607,908	0.16%	0.00%	9.68%
2017	31.63	2,410,313	76,229,437	0.44%	0.00%	27.98%
2016	24.71	2,520,060	62,273,798	0.58%	0.00%	9.22%
10/30/2015 - 12/31/2015	22.63	2,624,363	59,378,434	4.10%	0.00%	(0.61%)
American Funds IS Growth-Income Class 4
01/01/2018 - 06/30/2018 (Unaudited)	$29.11	3,039,405	$88,487,108	0.41%	0.00%	6.32%
2017	27.38	3,106,257	85,054,785	1.31%	0.00%	22.08%
2016	22.43	3,166,860	71,033,405	1.31%	0.00%	11.26%
10/30/2015 - 12/31/2015	20.16	3,216,948	64,856,884	7.56%	0.00%	(1.77%)
BlackRock Basic Value V.I. Class III
01/01/2018 - 06/30/2018 (Unaudited)	$23.39	818,555	$19,146,993	0.00%	0.00%	0.06%
2017	23.38	885,032	20,688,609	0.97%	0.00%	8.01%
2016	21.64	1,402,239	30,347,209	1.64%	0.00%	17.72%
2015	18.38	1,128,066	20,738,473	1.25%	0.00%	(6.15%)
2014	19.59	1,156,612	22,656,053	1.26%	0.00%	9.63%
2013	17.87	1,031,554	18,432,016	1.23%	0.00%	37.65%
BlackRock Global Allocation V.I. Class III
01/01/2018 - 06/30/2018 (Unaudited)	$22.49	2,759,822	$62,081,613	0.00%	0.00%	(1.62%)
2017	22.86	2,704,263	61,831,771	1.27%	0.00%	13.71%
2016	20.11	2,830,002	56,906,250	1.23%	0.00%	3.80%
2015	19.37	2,967,748	57,488,722	1.04%	0.00%	(1.00%)
2014	19.57	3,051,858	59,715,627	2.33%	0.00%	1.93%
2013	19.20	2,921,329	56,077,909	1.08%	0.00%	14.42%
BlackRock iShares Alternative Strategies V.I. Class I
01/01/2018 - 06/30/2018 (Unaudited)	$11.37	165,885	$1,885,771	0.00%	0.00%	0.18%
2017	11.35	149,735	1,699,130	2.97%	0.00%	12.74%
2016	10.07	126,498	1,273,294	4.45%	0.00%	6.48%
06/18/2015 - 12/31/2015	9.45	36,525	345,285	9.50%	0.00%	(3.48%)
BlackRock iShares Dynamic Allocation V.I. Class I
01/01/2018 - 06/30/2018 (Unaudited)	$11.37	67,933	$772,706	0.00%	0.00%	0.00%
2017	11.37	61,462	699,104	2.33%	0.00%	15.11%
2016	9.88	24,029	237,439	2.93%	0.00%	6.49%
06/24/2015 - 12/31/2015	9.28	8,208	76,165	4.66%	0.00%	(6.31%)

See Notes to Financial Statements	SA-37	See explanation of references on page SA-42

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
Dreyfus VIF Appreciation Service Shares
01/01/2018 - 06/30/2018 (Unaudited)	$16.02	35,979	$576,387	1.22%	0.00%	1.04%
2017	15.86	29,840	473,114	0.99%	0.00%	27.01%
2016	12.48	47,500	592,964	1.40%	0.00%	7.63%
2015	11.60	28,744	333,384	1.44%	0.00%	(2.71%)
2014	11.92	26,021	310,213	1.71%	0.00%	7.83%
05/16/2013 - 12/31/2013	11.06	14,318	158,303	1.22%	0.00%	8.14%
Fidelity VIP Contrafund Service Class 2
01/01/2018 - 06/30/2018 (Unaudited)	$30.53	1,900,704	$58,029,320	0.27%	0.00%	3.09%
2017	29.62	1,995,114	59,085,350	0.77%	0.00%	21.59%
2016	24.36	2,124,204	51,739,685	0.61%	0.00%	7.73%
2015	22.61	2,375,038	53,698,385	0.78%	0.00%	0.42%
2014	22.52	2,608,821	58,739,971	0.74%	0.00%	11.65%
2013	20.17	2,737,871	55,211,155	0.82%	0.00%	30.95%
Fidelity VIP Freedom 2010 Portfolio Service Class 2
01/01/2018 - 06/30/2018 (Unaudited)	$15.93	85,553	$1,362,624	0.05%	0.00%	(0.50%)
2017	16.01	90,352	1,446,306	1.36%	0.00%	12.80%
2016	14.19	57,642	818,026	0.93%	0.00%	5.23%
2015	13.49	130,571	1,760,903	2.18%	0.00%	(0.53%)
2014	13.56	69,725	945,335	1.44%	0.00%	4.21%
2013	13.01	67,455	877,603	1.53%	0.00%	13.20%
Fidelity VIP Freedom 2015 Portfolio Service Class 2
01/01/2018 - 06/30/2018 (Unaudited)	$16.14	146,273	$2,360,303	0.05%	0.00%	(0.42%)
2017	16.20	211,178	3,422,055	1.22%	0.00%	14.80%
2016	14.12	169,699	2,395,412	1.40%	0.00%	5.58%
2015	13.37	148,567	1,986,342	1.57%	0.00%	(0.51%)
2014	13.44	162,254	2,180,372	1.04%	0.00%	4.45%
2013	12.86	245,377	3,156,749	1.67%	0.00%	14.10%
Fidelity VIP Freedom 2020 Portfolio Service Class 2
01/01/2018 - 06/30/2018 (Unaudited)	$15.99	543,872	$8,695,853	0.01%	0.00%	(0.37%)
2017	16.05	514,191	8,251,807	1.23%	0.00%	16.26%
2016	13.80	575,261	7,940,725	1.34%	0.00%	5.80%
2015	13.05	583,650	7,614,678	1.49%	0.00%	(0.46%)
2014	13.11	662,948	8,689,115	1.46%	0.00%	4.60%
2013	12.53	672,260	8,424,050	1.62%	0.00%	15.63%
Fidelity VIP Freedom 2025 Portfolio Service Class 2
01/01/2018 - 06/30/2018 (Unaudited)	$16.78	550,872	$9,241,370	0.03%	0.00%	(0.35%)
2017	16.83	595,571	10,026,036	1.16%	0.00%	17.57%
2016	14.32	647,539	9,272,076	1.34%	0.00%	5.98%
2015	13.51	645,860	8,725,897	1.69%	0.00%	(0.50%)
2014	13.58	580,865	7,887,581	1.58%	0.00%	4.85%
2013	12.95	498,012	6,449,507	1.82%	0.00%	19.71%
Fidelity VIP Freedom 2030 Portfolio Service Class 2
01/01/2018 - 06/30/2018 (Unaudited)	$16.63	745,579	$12,401,126	0.03%	0.00%	(0.22%)
2017	16.67	688,721	11,481,094	1.13%	0.00%	20.69%
2016	13.81	729,608	10,077,382	1.28%	0.00%	6.37%
2015	12.98	689,894	8,957,895	1.48%	0.00%	(0.53%)
2014	13.05	678,916	8,862,251	1.39%	0.00%	4.74%
2013	12.46	677,750	8,446,386	1.59%	0.00%	21.41%
Fidelity VIP Freedom 2035 Portfolio Service Class 2
01/01/2018 - 06/30/2018 (Unaudited)	$17.72	438,406	$7,769,633	0.00%	0.00%	0.00%
2017	17.72	409,702	7,261,287	1.22%	0.00%	23.07%
2016	14.40	306,309	4,410,998	1.26%	0.00%	6.52%
2015	13.52	241,330	3,262,497	1.52%	0.00%	(0.51%)
2014	13.59	192,608	2,617,196	1.62%	0.00%	4.65%
2013	12.98	49,518	642,969	2.57%	0.00%	24.50%
Fidelity VIP Freedom 2045 Portfolio Service Class 2
01/01/2018 - 06/30/2018 (Unaudited)	$17.95	372,692	$6,689,645	0.00%	0.00%	(0.02%)
2017	17.95	354,672	6,367,437	1.30%	0.00%	23.30%
2016	14.56	249,154	3,627,721	1.30%	0.00%	6.56%
2015	13.66	186,129	2,543,281	1.98%	0.00%	(0.53%)
2014	13.74	98,346	1,350,948	1.82%	0.00%	4.68%
2013	13.12	52,055	683,125	2.51%	0.00%	25.76%

See Notes to Financial Statements	SA-38	See explanation of references on page SA-42

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
Fidelity VIP Freedom Income Portfolio Service Class 2
01/01/2018 - 06/30/2018 (Unaudited)	$14.40	98,298	$1,415,691	0.03%	0.00%	(0.68%)
2017	14.50	97,677	1,416,308	1.26%	0.00%	8.36%
2016	13.38	117,971	1,578,639	1.21%	0.00%	4.17%
2015	12.85	127,155	1,633,396	1.48%	0.00%	(0.57%)
2014	12.92	113,219	1,462,713	1.38%	0.00%	3.54%
2013	12.48	93,667	1,168,763	1.23%	0.00%	5.21%
Fidelity VIP Government Money Market Service Class
01/01/2018 - 06/30/2018 (Unaudited)	$10.13	14,252,336	$144,432,165	1.28%	0.00%	0.63%
2017	10.07	14,255,248	143,551,113	0.57%	0.00%	0.57%
2016	10.01	15,892,701	159,125,414	0.10%	0.00%	0.10%
2015	10.00	21,920,422	219,247,668	0.01%	0.00%	0.01%
02/03/2014 - 12/31/2014	10.00	17,021,081	170,226,823	0.01%	0.00%	0.01%
Fidelity VIP Growth Service Class 2
01/01/2018 - 06/30/2018 (Unaudited)	$33.01	311,475	$10,280,460	0.09%	0.00%	9.80%
2017	30.06	382,067	11,484,643	0.07%	0.00%	34.81%
2016	22.30	303,110	6,758,341	0.00%	0.00%	0.55%
2015	22.17	332,587	7,375,033	0.03%	0.00%	6.90%
2014	20.74	415,565	8,619,895	0.00%	0.00%	11.01%
2013	18.68	318,727	5,955,369	0.05%	0.00%	36.00%
Fidelity VIP Mid Cap Service Class 2
01/01/2018 - 06/30/2018 (Unaudited)	$32.76	1,002,851	$32,854,451	0.25%	0.00%	2.82%
2017	31.86	1,260,670	40,168,338	0.49%	0.00%	20.54%
2016	26.43	1,318,480	34,852,958	0.31%	0.00%	11.92%
2015	23.62	1,513,887	35,755,277	0.25%	0.00%	(1.63%)
2014	24.01	1,620,708	38,911,844	0.02%	0.00%	6.03%
2013	22.64	1,709,116	38,700,071	0.28%	0.00%	35.87%
Fidelity VIP Value Strategies Service Class 2
01/01/2018 - 06/30/2018 (Unaudited)	$24.98	216,613	$5,410,116	0.61%	0.00%	(0.81%)
2017	25.18	268,653	6,764,522	1.26%	0.00%	19.08%
2016	21.14	275,810	5,831,772	0.90%	0.00%	9.27%
2015	19.35	304,470	5,891,516	0.87%	0.00%	(3.19%)
2014	19.99	302,551	6,047,282	0.84%	0.00%	6.51%
2013	18.77	274,620	5,153,369	0.63%	0.00%	30.18%
Templeton Foreign VIP Class 2
01/01/2018 - 06/30/2018 (Unaudited)	$13.48	1,733,725	$23,372,376	4.96%	0.00%	(3.89%)
2017	14.03	1,843,186	25,854,408	2.62%	0.00%	16.69%
2016	12.02	1,601,613	19,252,230	1.93%	0.00%	7.18%
2015	11.22	1,447,786	16,238,048	3.11%	0.00%	(6.49%)
2014	11.99	1,273,231	15,271,674	2.00%	0.00%	(11.13%)
2013	13.50	612,091	8,261,228	1.84%	0.00%	22.97%
Templeton Global Bond VIP Class 2
01/01/2018 - 06/30/2018 (Unaudited)	$12.35	3,312,114	$40,918,414	0.00%	0.00%	(0.73%)
2017	12.44	2,603,285	32,396,884	0.00%	0.00%	1.93%
2016	12.21	2,475,500	30,224,656	0.00%	0.00%	2.94%
2015	11.86	3,133,530	37,166,857	7.70%	0.00%	(4.30%)
2014	12.39	3,383,661	41,938,819	4.98%	0.00%	1.83%
2013	12.17	3,549,663	43,204,291	5.00%	0.00%	1.63%
Janus Henderson Enterprise Service Shares
01/01/2018 - 06/30/2018 (Unaudited)	$30.50	755,683	$23,046,648	0.21%	0.00%	7.31%
2017	28.42	659,947	18,756,505	0.15%	0.00%	27.09%
2016	22.36	603,394	13,494,226	0.03%	0.00%	12.10%
2015	19.95	533,026	10,633,510	0.57%	0.00%	3.77%
2014	19.23	341,813	6,571,388	0.03%	0.00%	12.24%
2013	17.13	299,659	5,132,651	0.36%	0.00%	32.04%
Janus Henderson Overseas Service Shares
01/01/2018 - 06/30/2018 (Unaudited)	$10.84	1,492,741	$16,187,075	1.65%	0.00%	(1.03%)
2017	10.96	2,699,606	29,579,536	1.55%	0.00%	30.80%
2016	8.38	1,458,141	12,214,393	4.60%	0.00%	(6.71%)
2015	8.98	1,576,129	14,151,915	0.50%	0.00%	(8.80%)
2014	9.85	1,750,222	17,232,050	3.04%	0.00%	(12.10%)
2013	11.20	1,958,426	21,936,327	3.17%	0.00%	14.28%

See Notes to Financial Statements	SA-39	See explanation of references on page SA-42

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
Lazard Retirement Global Dynamic Multi-Asset Service Class
01/01/2018 - 06/30/2018 (Unaudited)	$12.54	109,180	$1,369,367	0.00%	0.00%	(0.59%)
2017	12.62	108,305	1,366,503	0.00%	0.00%	20.53%
2016	10.47	100,312	1,050,105	0.27%	0.00%	3.30%
2015	10.13	85,433	865,754	0.00%	0.00%	(0.44%)
07/22/2014 - 12/31/2014	10.18	39,227	399,289	1.45%	0.00%	(1.62%)
Lazard Retirement International Equity Service Class
06/06/2018 - 06/30/2018 (Unaudited)	$9.78	1,445	$14,129	0.00%	0.00%	(2.95%)
Lazard Retirement U.S. Strategic Equity Service Class
01/01/2018 - 06/30/2018 (Unaudited)	$18.77	63,509	$1,192,088	0.00%	0.00%	2.85%
2017	18.25	70,042	1,278,301	1.55%	0.00%	18.10%
2016	15.45	82,703	1,278,015	0.11%	0.00%	9.42%
2015	14.12	95,010	1,341,781	0.31%	0.00%	(5.44%)
2014	14.93	206,026	3,076,991	0.98%	0.00%	14.71%
2013	13.02	84,359	1,098,338	0.89%	0.00%	28.07%
ClearBridge Variable Aggressive Growth - Class II
01/01/2018 - 06/30/2018 (Unaudited)	$25.14	895,774	$22,523,065	0.04%	0.00%	5.84%
2017	23.76	967,177	22,977,075	0.27%	0.00%	15.99%
2016	20.48	958,828	19,639,215	0.41%	0.00%	0.94%
2015	20.29	987,201	20,032,711	0.09%	0.00%	(1.94%)
2014	20.69	761,676	15,761,928	0.01%	0.00%	20.08%
2013	17.23	541,048	9,324,401	0.06%	0.00%	47.37%
ClearBridge Variable Mid Cap - Class II
01/01/2018 - 06/30/2018 (Unaudited)	$21.74	485,947	$10,566,827	0.00%	0.00%	(0.41%)
2017	21.83	636,772	13,903,781	0.19%	0.00%	12.55%
2016	19.40	713,565	13,843,471	0.41%	0.00%	9.11%
2015	17.78	655,123	11,648,441	0.08%	0.00%	1.99%
2014	17.43	1,342,561	23,406,395	0.09%	0.00%	7.82%
2013	16.17	1,106,581	17,892,440	0.05%	0.00%	37.05%
Western Asset Variable Global High Yield Bond - Class II
01/01/2018 - 06/30/2018 (Unaudited)	$11.06	39,384	$435,700	0.11%	0.00%	(2.73%)
2017	11.37	75,413	857,701	5.78%	0.00%	8.43%
2016	10.49	37,946	398,040	8.42%	0.00%	15.36%
05/20/2015 - 12/31/2015	9.09	13,290	120,845	See Note (4)	0.00%	(9.30%)
Lord Abbett Bond Debenture Class VC
01/01/2018 - 06/30/2018 (Unaudited)	$12.06	848,451	$10,231,147	0.00%	0.00%	(1.13%)
2017	12.20	847,582	10,337,577	4.93%	0.00%	9.21%
2016	11.17	470,628	5,255,897	7.25%	0.00%	12.13%
2015	9.96	184,261	1,835,133	6.10%	0.00%	(1.53%)
05/08/2014 - 12/31/2014	10.11	72,657	734,874	14.03%	0.00%	0.98%
Lord Abbett Developing Growth Class VC
01/01/2018 - 06/30/2018 (Unaudited)	$23.08	797,455	$18,405,884	0.00%	0.00%	23.07%
2017	18.75	675,697	12,672,569	0.00%	0.00%	29.92%
2016	14.44	642,778	9,278,798	0.00%	0.00%	(2.60%)
2015	14.82	413,212	6,124,411	0.00%	0.00%	(8.21%)
2014	16.15	299,887	4,842,087	0.00%	0.00%	3.71%
2013	15.57	187,471	2,918,769	0.00%	0.00%	56.68%
Lord Abbett Fundamental Equity Class VC
01/01/2018 - 06/30/2018 (Unaudited)	$19.98	294,276	$5,878,187	0.00%	0.00%	(3.08%)
2017	20.61	307,699	6,341,334	1.05%	0.00%	12.57%
2016	18.31	328,682	6,017,135	1.20%	0.00%	15.74%
2015	15.82	343,590	5,434,456	1.08%	0.00%	(3.44%)
2014	16.38	458,236	7,506,229	0.39%	0.00%	7.14%
2013	15.29	791,610	12,102,814	0.24%	0.00%	35.76%
Lord Abbett Total Return Class VC
01/01/2018 - 06/30/2018 (Unaudited)	$10.89	4,380,744	$47,722,900	0.00%	0.00%	(1.86%)
2017	11.10	4,107,392	45,593,441	2.50%	0.00%	3.86%
2016	10.69	3,819,255	40,817,974	2.76%	0.00%	4.26%
2015	10.25	3,418,774	35,044,072	3.06%	0.00%	(0.66%)
2014	10.32	2,204,601	22,747,259	5.53%	0.00%	6.08%
05/31/2013 - 12/31/2013	9.73	117,785	1,145,676	8.79%	0.00%	(0.99%)

See Notes to Financial Statements	SA-40	See explanation of references on page SA-42

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
I
01/01/2018 - 06/30/2018 (Unaudited)	$39.21	1,652,061	$64,782,330	0.00%	0.00%	(1.77%)
2017	39.92	1,905,029	76,045,912	1.66%	0.00%	24.05%
2016	32.18	1,981,784	63,772,721	1.37%	0.00%	(0.05%)
2015	32.20	1,736,068	55,894,724	1.59%	0.00%	(3.94%)
2014	33.52	1,793,862	60,125,408	2.22%	0.00%	(7.06%)
2013	36.06	1,916,959	69,130,043	2.40%	0.00%	16.32%
II
01/01/2018 - 06/30/2018 (Unaudited)	$66.21	771,635	$51,086,585	0.00%	0.00%	6.24%
2017	62.32	805,188	50,175,826	0.00%	0.00%	38.97%
2016	44.84	852,211	38,212,752	0.00%	0.00%	(2.32%)
2015	45.91	943,079	43,292,742	0.03%	0.00%	7.70%
2014	42.62	1,075,123	45,824,116	0.04%	0.00%	10.21%
2013	38.67	1,131,359	43,752,740	0.58%	0.00%	36.15%
III
01/01/2018 - 06/30/2018 (Unaudited)	$97.14	667,125	$64,804,862	0.00%	0.00%	1.54%
2017	95.67	674,210	64,501,201	0.00%	0.00%	19.02%
2016	80.38	724,552	58,240,777	0.00%	0.00%	21.06%
2015	66.40	732,052	48,607,078	0.00%	0.00%	(6.58%)
2014	71.08	740,956	52,663,852	0.00%	0.00%	12.42%
2013	63.22	802,176	50,716,843	0.00%	0.00%	39.20%
V
01/01/2018 - 06/30/2018 (Unaudited)	$30.87	921,305	$28,441,459	0.09%	0.00%	(1.49%)
2017	31.34	969,099	30,370,493	1.50%	0.00%	14.99%
2016	27.25	1,038,803	28,310,027	1.91%	0.00%	9.64%
2015	24.86	1,086,046	26,995,414	1.39%	0.00%	(0.66%)
2014	25.02	1,030,936	25,795,156	1.22%	0.00%	9.68%
2013	22.81	994,668	22,690,759	2.73%	0.00%	34.22%
MFS New Discovery Series - Service Class
01/01/2018 - 06/30/2018 (Unaudited)	$27.71	1,179,928	$32,698,246	0.00%	0.00%	14.22%
2017	24.26	1,094,536	26,556,475	0.00%	0.00%	26.33%
2016	19.21	700,129	13,446,457	0.00%	0.00%	8.80%
2015	17.65	624,822	11,029,691	0.00%	0.00%	(2.15%)
2014	18.04	665,038	11,996,985	0.00%	0.00%	(7.49%)
2013	19.50	683,662	13,332,010	0.00%	0.00%	41.22%
MFS Utilities Series - Service Class
01/01/2018 - 06/30/2018 (Unaudited)	$18.92	610,939	$11,559,003	0.00%	0.00%	2.35%
2017	18.49	630,731	11,659,870	4.18%	0.00%	14.49%
2016	16.15	689,970	11,140,402	3.56%	0.00%	11.24%
2015	14.52	794,088	11,526,503	3.71%	0.00%	(14.76%)
2014	17.03	961,535	16,373,224	1.98%	0.00%	12.47%
2013	15.14	894,580	13,544,572	1.72%	0.00%	20.21%
MFS Value Series - Service Class
01/01/2018 - 06/30/2018 (Unaudited)	$12.48	1,369,776	$17,088,258	0.00%	0.00%	(3.89%)
2017	12.98	1,338,421	17,373,432	1.77%	0.00%	17.35%
2016	11.06	960,787	10,627,878	1.89%	0.00%	13.78%
07/13/2015 - 12/31/2015	9.72	51,469	500,400	1.12%	0.00%	(4.00%)
Neuberger Berman Sustainable Equity Class I
01/01/2018 - 06/30/2018 (Unaudited)	$17.97	25,507	$458,452	0.00%	0.00%	4.14%
2017	17.26	26,217	452,469	0.53%	0.00%	18.43%
2016	14.57	21,598	314,758	0.74%	0.00%	9.86%
2015	13.27	22,139	293,678	0.66%	0.00%	(0.46%)
2014	13.33	17,146	228,506	0.53%	0.00%	10.38%
05/16/2013 - 12/31/2013	12.07	11,460	138,363	1.05%	0.00%	15.57%
Oppenheimer Global Fund/VA Service Shares
01/01/2018 - 06/30/2018 (Unaudited)	$16.90	641,858	$10,848,138	1.53%	0.00%	1.79%
2017	16.60	610,541	10,137,154	0.72%	0.00%	36.32%
2016	12.18	524,309	6,386,091	0.77%	0.00%	(0.16%)
2015	12.20	602,661	7,351,953	1.02%	0.00%	3.67%
2014	11.77	274,354	3,228,325	0.99%	0.00%	2.06%
05/22/2013 - 12/31/2013	11.53	100,254	1,155,929	0.04%	0.00%	12.27%

See Notes to Financial Statements	SA-41	See explanation of references on page SA-42

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
Oppenheimer Main Street Small Cap Fund/VA Non-Service Shares
05/25/2018 - 06/30/2018 (Unaudited)	$10.73	5,455	$58,553	4.21%	0.00%	2.07%
PIMCO Global Multi-Asset Managed Allocation - Advisor Class
01/01/2018 - 06/30/2018 (Unaudited)	$11.25	553,065	$6,221,386	1.92%	0.00%	(0.66%)
2017	11.32	612,282	6,933,088	2.18%	0.00%	13.99%
2016	9.93	580,540	5,766,695	2.40%	0.00%	3.92%
2015	9.56	584,822	5,590,106	1.63%	0.00%	(0.26%)
2014	9.58	603,349	5,782,174	2.34%	0.00%	4.57%
2013	9.16	784,478	7,189,410	3.08%	0.00%	(7.91%)
PIMCO Income - Administrative Class
06/05/2018 - 06/30/2018 (Unaudited)	$10.01	2,176	$21,790	3.39%	0.00%	0.04%
Royce Micro-Cap Service Class
01/01/2018 - 06/30/2018 (Unaudited)	$15.29	163,150	$2,493,759	0.00%	0.00%	10.09%
2017	13.88	149,935	2,081,751	0.56%	0.00%	5.02%
2016	13.22	163,195	2,157,598	0.60%	0.00%	19.37%
2015	11.08	159,296	1,764,256	0.00%	0.00%	(12.61%)
2014	12.67	145,785	1,847,636	0.00%	0.00%	(3.84%)
2013	13.18	152,971	2,016,182	0.37%	0.00%	20.65%
State Street Total Return V.I.S. Class 3
01/01/2018 - 06/30/2018 (Unaudited)	$16.60	86,921	$1,442,978	0.00%	0.00%	(0.86%)
2017	16.74	96,389	1,613,967	1.88%	0.00%	15.26%
2016	14.53	102,428	1,487,956	1.23%	0.00%	6.08%
2015	13.69	175,726	2,406,443	1.80%	0.00%	(1.34%)
2014	13.88	152,788	2,120,800	1.57%	0.00%	5.07%
2013	13.21	128,612	1,699,024	1.78%	0.00%	14.64%
T. Rowe Price Blue Chip Growth - II
01/01/2018 - 06/30/2018 (Unaudited)	$38.46	3,161,819	$121,602,209	0.00%	0.00%	11.46%
2017	34.51	3,038,914	104,857,855	0.00%	0.00%	35.82%
2016	25.40	2,951,678	74,984,559	0.00%	0.00%	0.54%
2015	25.27	2,891,214	73,056,638	0.00%	0.00%	10.80%
2014	22.81	2,699,859	61,573,102	0.00%	0.00%	8.84%
2013	20.95	2,403,200	50,355,566	0.00%	0.00%	40.85%
T. Rowe Price Equity Income - II
01/01/2018 - 06/30/2018 (Unaudited)	$23.50	2,886,771	$67,849,410	1.45%	0.00%	(0.74%)
2017	23.68	2,895,397	68,562,373	1.53%	0.00%	15.73%
2016	20.46	2,956,466	60,493,279	2.09%	0.00%	18.85%
2015	17.22	2,995,626	51,571,240	1.61%	0.00%	(7.10%)
2014	18.53	2,898,123	53,708,688	1.52%	0.00%	7.10%
2013	17.30	3,604,155	62,363,206	1.33%	0.00%	29.41%
VanEck VIP Global Hard Assets Initial Class
01/01/2018 - 06/30/2018 (Unaudited)	$20.55	1,442,315	$29,644,020	0.00%	0.00%	(0.59%)
2017	20.68	1,613,669	33,362,689	0.00%	0.00%	(1.70%)
2016	21.03	1,780,944	37,457,308	0.39%	0.00%	43.71%
2015	14.64	1,815,250	26,566,678	0.03%	0.00%	(33.45%)
2014	21.99	1,900,239	41,786,178	0.09%	0.00%	(19.10%)
2013	27.18	2,061,594	56,039,109	0.71%	0.00%	10.53%

(1)

The investment income ratios represent the dividends, excluding distributions of capital gains, received by the variable accounts from the underlying portfolios/funds, divided by the average daily net assets (See Note 3 in Notes to Financial Statements for information on dividends and distributions). These ratios exclude those expenses, such as mortality and expense risk (“M&E”) fees that are assessed against policyholder accounts, either through reductions in the unit values or the redemption of units. The recognition of investment income by the variable accounts is affected by the timing of the declaration of dividends by the underlying portfolios/funds in which the variable accounts invest. The investment income ratios for periods of less than one full year are annualized.

(2)

There are no policy fees and expenses of the Separate Account that result in a direct reduction of unit values for each period indicated. The expense ratios exclude expenses of the underlying portfolios/funds in which the variable accounts invest and charges made directly to policyholder accounts through the redemption of units (See Note 4 in Notes to Financial Statements).

(3)

Total returns reflect changes in unit values of the underlying portfolios/funds and do not include deductions at the separate account or policy level for any mortality and expense risk fees, cost of insurance charges, premium loads, administrative charges, maintenance fees, premium tax charges, surrender charges, or other charges that may be incurred under a policy which, if incurred, would have resulted in lower returns. Total returns are calculated for each period indicated and are not annualized for periods of less than one full year.

(4)

Subsequent to its commencement of operations in 2015, the Western Asset Variable Global High Yield Bond - Class II Variable Account received its annual distribution. The annualized investment income ratio was 19.56%. Prior to annualization, the ratio was 12.06%.

See Notes to Financial Statements	SA-42

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

1. ORGANIZATION

The Pacific Select Exec Separate Account (the “Separate Account”) of Pacific Life Insurance Company (“Pacific Life”) is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Separate Account consists of subaccounts (each, a “Variable Account” and collectively, the “Variable Accounts”) which invest in shares of corresponding portfolios or funds (each, a “Portfolio” and collectively, the “Portfolios”) of registered investment management companies (each, a “Fund” and collectively, the “Funds”). As of June 30, 2018, the Fund investment options are Pacific Select Fund (See Note 4), AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Century Variable Portfolios, Inc., American Funds Insurance Series®, BlackRock Variable Series Funds, Inc., Dreyfus Variable Investment Fund, Fidelity Variable Insurance Products Funds, Franklin Templeton Variable Insurance Products Trust, Janus Aspen Series, Lazard Retirement Series, Inc., Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Lord Abbett Series Fund, Inc., M Fund, Inc., MFS Variable Insurance Trust, Neuberger Berman Advisers Management Trust, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust, Royce Capital Fund, State Street Variable Insurance Series Funds, Inc., T. Rowe Price Equity Series, Inc., and VanEck VIP Trust. The Variable Accounts which have not commenced operations as of June 30, 2018 are not presented in this semi-annual report.

Each Portfolio pursues different investment objectives and policies. The financial statements of the Funds, including the schedules of investments, are either included in this report or provided separately and should be read in conjunction with the Separate Account’s financial statements.

The Neuberger Berman Sustainable Equity Class I Variable Account and Portfolio were formerly named Neuberger Berman Socially Responsive Class I Variable Account and Portfolio, respectively.

On March 29, 2018, the BlackRock iShares Dynamic Fixed Income V.I. Class I and BlackRock iShares Equity Appreciation V.I. Class I Variable Accounts (“the Liquidated BlackRock Variable Accounts”) were liquidated. Any units that remained in each of the Liquidated BlackRock Variable Accounts after the close of business on March 29, 2018 were transferred to the Fidelity VIP Government Money Market Service Class Variable Account. Such transfers were based on the applicable Variable Accounts’ accumulation unit values and the relative net asset values of the respective Portfolios as of the close of the business on March 29, 2018. The Liquidated BlackRock Variable Accounts are not included in this semi-annual report.

On June 28, 2018, the net assets of the Pacific Select Fund’s Long/Short Large-Cap Portfolio Class I, the underlying Portfolio for the Long/Short Large-Cap Variable Account, were transferred to the Pacific Select Fund Main Street Core Portfolio Class I, the underlying Portfolio for the Main Street Core Variable Account through a reorganization (the “Reorganization”). In connection with the Reorganization, any units that remained in the Long/Short Large-Cap Variable Account after the close of business on June 28, 2018 were transferred to the Main Street Core Variable Account. Such transfers were based on the applicable Variable Account accumulation unit values and the relative net asset values of the respective Portfolios, as of the close of business on June 28, 2018. The Long/Short Large-Cap Variable Account is not included in this semi-annual report.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable life insurance policies, are obligations of Pacific Life.

The Separate Account funds individual modified single premium, flexible premium, and last survivor flexible premium variable life insurance policies issued by Pacific Life. The investments of the Separate Account are carried at fair value.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Separate Account in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Separate Account qualifies as an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to Investment Companies Topic of U.S. GAAP.

A. Valuation of Investments

Investments in shares of the Portfolios are valued at the reported net asset values of the respective Portfolios. Valuation of securities held by the Funds is discussed in the notes to their financial statements.

B. Security Transactions and Income

Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividends and capital gain distributions, if any, from mutual fund investments are recorded on the ex-dividend date.

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

C. Federal Income Taxes

The operations of the Separate Account are included within the total operations of Pacific Life, which files income tax returns as part of the Pacific Mutual Holding Company consolidated federal income tax return. Under the current tax law, no federal income taxes are expected to be paid with respect to the operations of the Separate Account and no changes were made as a result of the enactment of the Tax Cuts and Jobs Act. The Company will periodically review the status of this policy in the event of changes in the tax law.

3. DIVIDENDS AND DISTRIBUTIONS FROM MUTUAL FUND INVESTMENTS

All dividend and capital gain distributions, if any, received from the Portfolios are reinvested in additional full and fractional shares of the related Portfolios and are recorded by the Variable Accounts on the ex-dividend date.

Each of the Portfolios in the Pacific Select Fund is treated as a partnership for federal income tax purposes only (the “Partnership Portfolios”). The Partnership Portfolios are not required to distribute taxable income and capital gains for federal income tax purposes. Therefore, no dividend or capital gain distributions were received from any Portfolios in the Pacific Select Fund nor were they recorded by the applicable Variable Accounts in the Statements of Operations for the period ended June 30, 2018.

4. CHARGES AND EXPENSES AND RELATED PARTY TRANSACTIONS

Pacific Life makes certain deductions from the net assets of each Variable Account through a redemption of units for charges for the mortality and expense risks (“M&E”) and administrative expenses Pacific Life assumes, cost of insurance, charges for optional benefits provided by rider and any applicable surrender charges, and are shown as a decrease in net assets in the accompanying Statements of Changes in Net Assets. The mortality risk assumed by Pacific Life is the risk that those insured may die sooner than anticipated, resulting in Pacific Life paying an aggregate amount of death benefits greater than anticipated. The expense risk assumed is that expenses incurred in issuing and administering the policies will exceed the amounts realized from the administrative fees assessed against the policies. The cost of insurance charge is the primary charge under the policy for the death benefit provided by Pacific Life which may vary by policy based on underwriting criteria. For some policies, a surrender charge is imposed if the policy is partially or fully surrendered within the specified surrender charge period and charges will vary depending on the individual policy. Most policies offer optional benefits that can be added to the policy by rider. The charges for riders can range depending on the individual policy. All of the fees described above are assessed directly to each policyholder account through a redemption of units. Surrender charges are included in policy benefits and terminations; and charges for M&E, administrative expenses, cost of insurance, and optional benefits provided by rider are included in policy maintenance charges in the accompanying Statements of Changes in Net Assets. The operating expenses of the Separate Account are paid by Pacific Life and are not reflected in the accompanying financial statements.

In addition to charges and expenses described above, the Variable Accounts also indirectly bear a portion of the operating expenses of the applicable Portfolios in which they invest.

With respect to variable life insurance policies funded by the Separate Account, Pacific Life makes certain deductions from premiums before amounts are allocated to the Separate Account to help pay costs of distributing the policies and to pay state and local premium taxes, and any other taxes that might be imposed, and to compensate Pacific Life for certain costs or loss of investment opportunities resulting from amortization and delayed recognition of certain policy expenses for federal income tax purposes. These deductions are not reflected in the accompanying financial statements.

The assets of certain Variable Accounts invest in Class I or Class D shares of the corresponding Portfolios of the Pacific Select Fund (“PSF”). Each Portfolio of PSF pays an advisory fee to Pacific Life Fund Advisors LLC (“PLFA”), a wholly-owned subsidiary of Pacific Life, pursuant to PSF’s Investment Advisory Agreement and pays a class-specific non-12b-1 service fee for Class I shares and a class-specific 12b-1 distribution and service fee for Class D shares to Pacific Select Distributors, LLC (“PSD”), also a wholly-owned subsidiary of Pacific Life, for providing shareholder servicing activities under PSF’s non-12b-1 Service Plan and 12b-1 Distribution and Service Plan. Each Portfolio of PSF also compensates Pacific Life and PLFA on an approximate cost basis pursuant to PSF’s Agreement for Support Services for providing services to PSF that are outside the scope of the Investment Adviser’s responsibilities under the Investment Advisory Agreement. The advisory fee and distribution and/or service fee rates are disclosed in the Notes to Financial Statements of PSF. For the period ended June 30, 2018, PLFA received net advisory fees from the corresponding Portfolios of PSF at effective annual rates ranging from 0.05% to 1.00%, and PSD received a non-12b-1 service fee of 0.20% on Class I shares only and a 12b-1 service fee of 0.20% and a distribution fee of 0.05% on Class D shares only, all of which are based on the average daily net assets of each Portfolio.

5. RELATED PARTY AGREEMENT

PSD serves as principal underwriter of variable life insurance policies funded by interests in the Separate Account, without remuneration from the Separate Account.

6. FAIR VALUE MEASUREMENTS

The Variable Accounts characterize their holdings in the Portfolios as Level 1, Level 2, or Level 3 based upon the various inputs or methodologies used to value the holdings. The three-tier hierarchy of inputs is summarized in the three broad levels:

Level 1 – Quoted prices (unadjusted) in active markets for identical holdings

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

Level 2 – Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data

Level 3 – Significant unobservable inputs that are not corroborated by observable market data

The inputs or methodologies used for valuing the Variable Accounts’ holdings are not necessarily an indication of risks associated with investing in those holdings. As of June 30, 2018, the Variable Accounts’ holdings as presented in the Investments section were all categorized as Level 1 under the three-tier hierarchy of inputs.

7. CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the period ended June 30, 2018 and for the year or period ended December 31, 2017 were as follows:

	2018			2017

	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Core Income	34,901	(27,146)	7,755	83,368	(31,762)	51,606
Diversified Bond	1,290,224	(431,548)	858,676	1,045,871	(814,416)	231,455
Floating Rate Income	352,114	(34,063)	318,051	110,363	(219,132)	(108,769)
Floating Rate Loan	635,538	(160,618)	474,920	330,347	(280,584)	49,763
High Yield Bond	169,764	(277,653)	(107,889)	203,152	(260,795)	(57,643)
Inflation Managed	64,028	(151,505)	(87,477)	194,477	(271,166)	(76,689)
Inflation Strategy	15,118	(16,848)	(1,730)	31,169	(35,364)	(4,195)
Managed Bond	278,410	(427,638)	(149,228)	633,656	(622,237)	11,419
Short Duration Bond	517,838	(638,305)	(120,467)	1,557,024	(1,217,632)	339,392
Emerging Markets Debt	632,350	(126,649)	505,701	260,997	(96,627)	164,370
Comstock	116,664	(214,851)	(98,187)	442,286	(493,505)	(51,219)
Developing Growth	3,839	(49,258)	(45,419)	46	(95,528)	(95,482)
Dividend Growth	74,463	(173,306)	(98,843)	277,406	(513,649)	(236,243)
Equity Index	274,881	(551,040)	(276,159)	943,834	(1,309,241)	(365,407)
Focused Growth	86,045	(86,316)	(271)	113,500	(195,668)	(82,168)
Growth	81,842	(118,954)	(37,112)	216,376	(296,012)	(79,636)
Large-Cap Growth	275,181	(335,051)	(59,870)	511,411	(678,590)	(167,179)
Large-Cap Value	141,755	(284,120)	(142,365)	378,926	(625,235)	(246,309)
Main Street Core	165,934	(101,036)	64,898	110,479	(251,337)	(140,858)
Mid-Cap Equity	249,919	(175,287)	74,632	196,685	(557,855)	(361,170)
Mid-Cap Growth	230,650	(235,156)	(4,506)	831,426	(398,072)	433,354
Mid-Cap Value	20,930	(25,442)	(4,512)	95,911	(82,900)	13,011
Small-Cap Equity	93,758	(429,697)	(335,939)	241,868	(207,419)	34,449
Small-Cap Index	571,886	(553,275)	18,611	467,171	(1,054,259)	(587,088)
Small-Cap Value	72,489	(107,842)	(35,353)	184,417	(284,586)	(100,169)
Value Advantage	35,656	(17,193)	18,463	101,298	(72,535)	28,763
Emerging Markets	291,937	(316,996)	(25,059)	653,841	(615,928)	37,913
International Large-Cap	745,275	(708,643)	36,632	1,368,699	(1,834,140)	(465,441)
International Small-Cap	763,623	(147,353)	616,270	566,856	(504,121)	62,735
International Value	227,868	(312,135)	(84,267)	500,230	(620,018)	(119,788)
Health Sciences	124,753	(138,545)	(13,792)	177,725	(245,684)	(67,959)
Real Estate	149,943	(203,359)	(53,416)	260,421	(347,533)	(87,112)
Technology	293,712	(220,849)	72,863	649,118	(435,081)	214,037
Currency Strategies	16,134	(3,516)	12,618	10,115	(12,259)	(2,144)
Diversified Alternatives	5,094	(2,227)	2,867	12,097	(1,435)	10,662
Equity Long/Short	117,625	(177,253)	(59,628)	499,528	(151,494)	348,034
Global Absolute Return	54,545	(181,771)	(127,226)	268,284	(83,089)	185,195
Pacific Dynamix - Conservative Growth	55,181	(68,979)	(13,798)	207,265	(154,210)	53,055
Pacific Dynamix - Moderate Growth	314,708	(214,538)	100,170	620,807	(312,033)	308,774
Pacific Dynamix - Growth	424,658	(145,002)	279,656	729,716	(224,452)	505,264
Portfolio Optimization Conservative	92,430	(129,177)	(36,747)	185,914	(543,176)	(357,262)
Portfolio Optimization Moderate-Conservative	110,120	(207,754)	(97,634)	599,696	(532,259)	67,437
Portfolio Optimization Moderate	594,193	(939,467)	(345,274)	1,346,670	(2,173,330)	(826,660)
Portfolio Optimization Growth	714,787	(1,159,492)	(444,705)	1,802,992	(2,814,568)	(1,011,576)
Portfolio Optimization Aggressive-Growth	400,628	(487,241)	(86,613)	858,773	(1,093,587)	(234,814)
PSF DFA Balanced Allocation	114,986	(17,922)	97,064	148,416	(31,166)	117,250
Invesco V.I. International Growth Series II	198,719	(219,902)	(21,183)	850,985	(614,849)	236,136

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

(Unaudited)

	2018			2017

	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
American Century VP Mid Cap Value Class II	330,331	(98,785)	231,546	560,867	(952,812)	(391,945)
American Funds IS Asset Allocation Class 4	192,907	(139,980)	52,927	510,761	(357,426)	153,335
American Funds IS Growth Class 4	135,414	(193,037)	(57,623)	422,082	(531,829)	(109,747)
American Funds IS Growth-Income Class 4	177,082	(243,934)	(66,852)	366,715	(427,318)	(60,603)
BlackRock Basic Value V.I. Class III	25,042	(91,519)	(66,477)	131,705	(648,912)	(517,207)
BlackRock Global Allocation V.I. Class III	316,623	(261,064)	55,559	369,559	(495,298)	(125,739)
BlackRock iShares Alternative Strategies V.I. Class I	27,235	(11,085)	16,150	67,963	(44,726)	23,237
BlackRock iShares Dynamic Allocation V.I. Class I	26,398	(19,927)	6,471	44,891	(7,458)	37,433
Dreyfus VIF Appreciation Service Shares	7,867	(1,728)	6,139	18,109	(35,769)	(17,660)
Fidelity VIP Contrafund Service Class 2	99,958	(194,368)	(94,410)	224,641	(353,731)	(129,090)
Fidelity VIP Freedom 2010 Portfolio Service Class 2	4,264	(9,063)	(4,799)	42,612	(9,902)	32,710
Fidelity VIP Freedom 2015 Portfolio Service Class 2	3,711	(68,616)	(64,905)	101,616	(60,137)	41,479
Fidelity VIP Freedom 2020 Portfolio Service Class 2	60,976	(31,295)	29,681	79,146	(140,216)	(61,070)
Fidelity VIP Freedom 2025 Portfolio Service Class 2	51,515	(96,214)	(44,699)	138,731	(190,699)	(51,968)
Fidelity VIP Freedom 2030 Portfolio Service Class 2	118,676	(61,818)	56,858	185,738	(226,625)	(40,887)
Fidelity VIP Freedom 2035 Portfolio Service Class 2	71,098	(42,394)	28,704	165,713	(62,320)	103,393
Fidelity VIP Freedom 2045 Portfolio Service Class 2	55,158	(37,138)	18,020	157,448	(51,930)	105,518
Fidelity VIP Freedom Income Portfolio Service Class 2	6,043	(5,422)	621	12,307	(32,601)	(20,294)
Fidelity VIP Government Money Market Service Class	9,928,767	(9,931,679)	(2,912)	18,363,252	(20,000,705)	(1,637,453)
Fidelity VIP Growth Service Class 2	22,487	(93,079)	(70,592)	171,253	(92,296)	78,957
Fidelity VIP Mid Cap Service Class 2	48,962	(306,781)	(257,819)	147,635	(205,445)	(57,810)
Fidelity VIP Value Strategies Service Class 2	11,617	(63,657)	(52,040)	95,072	(102,229)	(7,157)
Templeton Foreign VIP Class 2	89,885	(199,346)	(109,461)	594,434	(352,861)	241,573
Templeton Global Bond VIP Class 2	914,201	(205,372)	708,829	542,387	(414,602)	127,785
Janus Henderson Enterprise Service Shares	172,317	(76,581)	95,736	300,965	(244,412)	56,553
Janus Henderson Overseas Service Shares	192,853	(1,399,718)	(1,206,865)	1,524,216	(282,751)	1,241,465
Lazard Retirement Global Dynamic Multi-Asset Service Class	17,981	(17,106)	875	27,504	(19,511)	7,993
Lazard Retirement International Equity Service Class	1,454	(9)	1,445
Lazard Retirement U.S. Strategic Equity Service Class	7,018	(13,551)	(6,533)	17,101	(29,762)	(12,661)
ClearBridge Variable Aggressive Growth - Class II	69,715	(141,118)	(71,403)	303,164	(294,815)	8,349
ClearBridge Variable Mid Cap - Class II	32,105	(182,930)	(150,825)	231,518	(308,311)	(76,793)
Western Asset Variable Global High Yield Bond - Class II	1,767	(37,796)	(36,029)	63,945	(26,478)	37,467
Lord Abbett Bond Debenture Class VC	179,833	(178,964)	869	580,487	(203,533)	376,954
Lord Abbett Developing Growth Class VC	192,781	(71,023)	121,758	214,057	(181,138)	32,919
Lord Abbett Fundamental Equity Class VC	8,236	(21,659)	(13,423)	40,108	(61,091)	(20,983)
Lord Abbett Total Return Class VC	596,257	(322,905)	273,352	1,427,189	(1,139,052)	288,137
I	89,646	(342,614)	(252,968)	380,255	(457,010)	(76,755)
II	93,056	(126,609)	(33,553)	199,041	(246,064)	(47,023)
III	50,070	(57,155)	(7,085)	150,405	(200,747)	(50,342)
V	92,529	(140,323)	(47,794)	261,008	(330,712)	(69,704)
MFS New Discovery Series - Service Class	223,231	(137,839)	85,392	697,821	(303,414)	394,407
MFS Utilities Series - Service Class	46,219	(66,011)	(19,792)	117,977	(177,216)	(59,239)
MFS Value Series - Service Class	230,938	(199,583)	31,355	637,145	(259,511)	377,634
Neuberger Berman Sustainable Equity Class I	3,935	(4,645)	(710)	11,105	(6,486)	4,619
Oppenheimer Global Fund/VA Service Shares	146,264	(114,947)	31,317	390,871	(304,639)	86,232
Oppenheimer Main Street Small Cap Fund/VA Non-Service Shares	5,471	(16)	5,455
PIMCO Global Multi-Asset Managed Allocation - Advisor Class	32,889	(92,106)	(59,217)	122,058	(90,316)	31,742
PIMCO Income - Administrative Class	2,179	(3)	2,176
Royce Micro-Cap Service Class	24,664	(11,449)	13,215	35,975	(49,235)	(13,260)
State Street Total Return V.I.S. Class 3	5,017	(14,485)	(9,468)	27,237	(33,276)	(6,039)
T. Rowe Price Blue Chip Growth - II	358,004	(235,099)	122,905	663,532	(576,296)	87,236
T. Rowe Price Equity Income - II	176,015	(184,641)	(8,626)	353,257	(414,326)	(61,069)
VanEck VIP Global Hard Assets Initial Class	196,819	(368,173)	(171,354)	529,448	(696,723)	(167,275)

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Pacific Life Insurance Company

Mailing Address:

P.O. Box 2030

Omaha, Nebraska 68103-2030

Form No. 15-17794-28